------------------------
                             OMB Approval
                             ------------------------
                             OMB Number: 3235-0570
                             Expires: Sep. 30, 2007
                             Estimated average burden
                             hours per response: 19.4
                             ------------------------


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-05127

Advance Capital I, Inc.
(Exact name of registrant as specified in charter)

One Towne Square, Suite 444
Southfield, Michigan                         48076
(Address of principal executive offices)    (Zip code)

Robert J. Cappelli, President
Advance Capital I, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076
(Name and Address of agent for service)

Registrant's telephone number, including area code:
(248) 350-8543

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.
A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1. SEMI-ANNUAL REPORT TO SHAREHOLDERS


ADVANCE CAPITAL I, INC.

SEMI-ANNUAL REPORT

AN INVESTMENT COMPANY WITH FOUR FUNDS

June 30, 2005

FUND REPORT

CONTENTS                                        Pages
--------------------                            ------

Letter to Our Shareholders . . . . . . . . . .     1

Financial Highlights . . . . . . . . . . . . .     3

Summary of Portfolio Holdings  . . . . . . . .     7

Portfolio of Investments
   Equity Growth Fund  . . . . . . . . . . . .     8
   Balanced Fund   . . . . . . . . . . . . . .    13
   Retirement Income Fund  . . . . . . . . . .    25
   Cornerstone Stock Fund  . . . . . . . . . .    33

Statement of Assets and Liabilities  . . . . .    36

Statement of Operations  . . . . . . . . . . .    37

Statement of Changes in Net Assets . . . . . .    38

Notes to Financial Statements  . . . . . . . .    40

Additional Information . . . . . . . . . . . .    43

Advance Capital's Pledge:
--------------------------

     We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our committment to you is to hold to these standards by putting your interests first at all times. We will work each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.

Sincerely,
Advance Capital I, Inc. Board of Directors
Advance Capital I, Inc. Management and Staff

DEAR SHAREHOLDERS,

      The first half of the year produced lackluster results in the major stock market indexes and average results for most fixed income investments. During the period, investors were confronted with several issues which kept a lid on their desire to invest in the capital markets. First was the dramatic rise in the price of oil. From December to June, oil prices climbed about fifty percent to $60 per barrel. The combination of high demand from China, better domestic economic growth and general supply disruptions in the Middle East were the catalysts for the price increase. The rise in short-term interest rates was also troubling. The Federal Reserve maintained its focus and commitment to fight any signs of inflation by raising short-term interest rates four times during the first six months. Although data on inflation showed a marked increase during the early months, by the second quarter new data indicated more subdued inflation. With moderate inflation and continued strong foreign demand for U.S. fixed income securities as a consequence of the large trade deficit, the yield on the 30-year U.S. Treasury bond fell from 4.8 percent in December to 4.2 percent in June.
The decline in long-term interest rates occurred even as short-term rates rose by 1.0 percent, surprising many investors. While the first half of the year proved a bit difficult, there remains considerable underlying economic strength which should bode well for the second half of the year.

      Domestically, economic growth hummed along at about 3.6 percent (annualized) through the first six months, compared to around 3.7 percent for 2004. The underlying national unemployment rate fell to 5.0 percent in June, a level last reached during the heydays of the late 1990s. The brighter employment picture led to an increase in consumer spending, even as oil prices spiked higher. The unexpected low level of interest rates also added considerably to growth and has been a boon for consumers through the first part of the year. With mortgage interest rates at historical low levels and lackluster equity returns over the past five years, investors have plowed money into real estate and housing prices have skyrocketed in certain markets. Many consumers now view real estate not only as a long term wealth accumulation method, but also as a speculative investment vehicle. In this environment, purchasing a second home or an investment property is quite common. Higher demand for properties combined with the addition of interest-only and structured mortgage products, has led to fears of a real estate "bubble" in certain areas. Yet, until interest rates edge higher or property demand wanes, the flurry around real estate should continue to benefit economic growth. On the business side, corporations posted positive earnings growth through the first half of the year. Through June, earnings of the S&P 500 companies are up about 12 percent and are projected to remain strong for the remainder of 2005. While lower than the scorching 20 percent registered last year, the growth in earnings is positive for economic growth and employment.

      In this mostly positive economic environment, the returns for the Advance Capital I Funds were generally in-line with their category averages. Through the first six months, the Equity Growth Fund declined .45 percent, compared to the .92 percent decline in the Lipper Mid Cap Growth Index. The Balanced Fund's return was slightly positive at .60 percent compared to the Lipper Balanced Index return of .50 percent. The Retirement Income Fund returned 2.41 percent, compared to the Lipper BBB Bond Index return of 1.95 percent. Finally, the Cornerstone Stock Fund declined 3.42 percent which lagged the Lipper Large Cap Growth Index which declined 1.28 percent.

      Looking ahead to the rest of 2005, the market and economic fundamentals appear headed in the right direction and poised for further upside. First, the Federal Reserve's campaign to rein in short interest rates is coming to an end. The Federal Funds rate is currently 3.50 percent and is expected to top out at around 4.0 - 4.5 percent by the end of the year and into early 2006. A more subdued rate environment along with continued moderate inflation is a positive development for the capital markets. Second, the dramatic hike in oil prices should moderate and even decline slightly over the next few years.
New evidence of higher supplies than expected and moderating demand should translate into lower end prices to consumers. Finally, consumer confidence is solid as salaries and employment gains traction. Although terrorism and budget deficits are a few obstacles in this otherwise bright economic picture, they appear manageable, long term. With this background, equities should do relatively well while fixed income securities might suffer as interest rates creep higher. Overall, solid fundamentals should bode well for the capital markets for the remainder of this year. As always, we remind investors to focus on diversification and maintain a long term perspective. We thank you for your continued confidence and look forward to continuing to provide you with solid investment results and high quality service. If you have any questions or if we may be of service, please call us. Our toll-free number is (800) 345-4783.


Sincerely,


/S/Robert J. Cappelli              /S/Christopher M. Kostiz
President                          Sr. Portfolio Manager

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS
----------------------------------------------
For a Share Outstanding Throughout Each Period




                                              EQUITY GROWTH FUND
                                              ------------------
                                              (Unaudited)
                                              Six months
                                              ended     Years ended December 31
                                              June 30,  ------------------------------------------------
                                              2005      2004      2003      2002      2001      2000
                                              --------  --------  --------  --------  --------  --------
Selected Per-Share Data
 Net asset value, beginning of year             $24.61    $24.41    $17.87    $22.95    $27.13    $26.43
                                              --------  --------   -------  --------   -------  --------
Loss from investment operations*
 Net investment loss                             (0.05)    (0.14)    (0.13)    (0.14)    (0.16)    (0.23)

 Net realized and unrealized gain (loss)
  on investments                                 (0.06)     3.67      6.67     (4.94)    (4.02)     2.14
                                              --------  --------   --------  -------   --------  --------
 Total from investment operations                (0.11)     3.53      6.54     (5.08)    (4.18)     1.91
                                              --------  --------   --------  -------   --------  --------
Less distributions
 Net realized gain on investments                 0.00     (3.28)     0.00      0.00      0.00     (1.21)

 Return of Capital                               (0.00)    (0.05)     0.00      0.00      0.00      0.00
                                              --------   -------   --------   -------   -------   -------
 Total distributions                             (0.00)    (3.33)     0.00      0.00      0.00     (1.21)
                                              --------   -------   --------   -------   -------   -------
Net asset value, end of period                  $24.50    $24.61    $24.41    $17.87    $22.95    $27.13
                                              ========   =======   ========   =======   =======   =======

Total Return                                    (0.45%)*   14.45%    36.60%  (22.14%)  (15.41%)     7.10%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)     $175,548  $174,704  $145,482   $99,120  $126,970  $136,136
 Ratio of expenses to average net assets          1.00%*    1.00%     1.01%     1.01%     1.00%     1.01%
 Ratio of net investment loss to average
  net assets                                    (0.39%)*  (0.54%)   (0.63%)   (0.68%)   (0.69%)   (0.76%)
 Portfolio turnover rate                         13.12%*   43.60%    11.35%    12.03%     9.43%    18.57%









*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period




                                              BALANCED FUND
                                              -------------
                                             (Unaudited)
                                              Six months
                                              ended     Years ended December 31
                                              June 30,  ------------------------------------------------
                                              2005      2004      2003      2002      2001      2000
                                              --------  --------  --------  --------  --------  --------
Selected Per-Share Data
 Net asset value, beginning of year             $17.96    $18.45    $15.77    $17.38    $18.19    $17.02
                                              --------  --------  --------  --------  --------  --------
Income from investment operations*
 Net investment income                            0.19      0.44      0.42      0.45      0.52      0.52

 Net realized and unrealized gain (loss)
  on investments                                 (0.08)     1.20      2.68     (1.61)    (0.81)     1.18
                                              --------  --------  --------  ---------  --------  --------
 Total from investment operations                 0.11      1.64      3.10     (1.16)    (0.29)     1.70
                                              --------  --------  --------  ---------  --------  --------
Less distributions
 Net investment income                           (0.19)    (0.44)    (0.42)    (0.45)    (0.52)    (0.52)

 Net realized gain on investments                 0.00     (1.68)     0.00      0.00      0.00     (0.01)

 Return of Capital                                0.00     (0.01)     0.00      0.00      0.00      0.00
                                              --------  --------   -------  ---------  --------  --------
 Total distributions                             (0.19)    (2.13)    (0.42)    (0.45)    (0.52)    (0.53)
                                              --------  --------   -------  ---------  --------  --------
Net asset value, end of period                  $17.88    $17.96    $18.45    $15.77    $17.38    $18.19
                                              ========  ========   =======  =========  ========  ========

Total Return                                      0.60%*    9.05%    19.96%   (6.72%)   (1.58%)    10.13%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)     $359,102  $345,349  $297,707  $223,769  $232,991  $207,677
 Ratio of expenses to average net assets          0.93%*    0.94%     0.97%     0.98%     0.98%     1.00%
 Ratio of net investment income to average
  net assets                                      2.10%*    2.35%     2.47%     2.77%     2.97%     2.97%
 Portfolio turnover rate                         15.88%*   39.49%    14.38%    14.57%    12.23%    10.26%







*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period




                                              RETIREMENT INCOME FUND
                                              ----------------------
                                              (Unaudited)
                                              Six months
                                              ended     Years ended December 31
                                              June 30,  --------------------------------------------
                                              2005      2004      2003      2002      2001      2000
                                              --------  --------  --------  --------  --------  --------
Selected Per-Share Data
 Net asset value, beginning of year             $10.16    $10.06     $9.73     $9.56     $9.50     $9.61
                                              --------  --------  --------  --------  --------  --------
Income from investment operations*
 Net investment income                            0.27      0.56      0.59      0.64      0.68      0.71

 Net realized and unrealized gain (loss)
  on investments                                 (0.03)     0.10      0.34      0.17      0.06     (0.11)
                                              --------  --------  ---------  -------  ---------  --------
 Total from investment operations                 0.24      0.66      0.93      0.81      0.74      0.60
                                              --------  --------  ---------  -------  ---------  --------
Less distributions
 Net investment income                           (0.27)    (0.56)    (0.60)    (0.64)    (0.68)    (0.71)
                                              --------  --------  ---------  -------  ---------  --------
 Total distributions                             (0.27)    (0.56)    (0.60)    (0.64)    (0.68)    (0.71)
                                              --------  --------  ---------  --------  ---------  -------
Net asset value, end of period                  $10.13    $10.16    $10.06     $9.73     $9.56     $9.50
                                              ========  ========  =========  ========  =========  =======

Total Return                                      2.41%*    6.78%     9.75%     8.80%     7.95%     6.59%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)     $406,502  $401,610  $201,915  $199,851  $200,346  $203,897
 Ratio of expenses to average net assets          0.74%*    0.76%     0.80%     0.80%     0.80%     0.79%
 Ratio of net investment income to average
  net assets                                      5.37%*    5.58%     5.99%     6.70%     7.06%     7.53%
 Portfolio turnover rate                         23.57%*   36.99%    38.02%    22.83%    30.76%    19.62%









*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------
For a Share Outstanding Throughout Each Period




                                              CORNERSTONE  STOCK FUND
                                              -----------------------
                                              (Unaudited)
                                              Six months
                                              ended     Years Ended December 31
                                              June 30,  ------------------------------------------------
                                              2005      2004      2003      2002      2001      2000
                                              -------   --------  --------  --------  --------  --------
Selected Per-Share Data
 Net asset value, beginning of year              $8.19     $7.84     $6.18     $8.70    $10.72    $13.55
                                              -------   --------  --------  --------  --------   -------
Income from investment operations*
 Net investment income                            0.01      0.05      0.04      0.03      0.01      0.02

 Net realized and unrealized gain (loss)
  on investments                                 (0.29)     0.35      1.66     (2.52)    (2.02)    (2.83)
                                              ---------  -------  ---------  --------  --------  --------
 Total from investment operations                (0.28)     0.40      1.70     (2.49)    (2.01)    (2.81)
                                              ---------  -------  ---------  --------  --------  --------
Less distributions
 Net investment income                            0.00     (0.05)    (0.04)    (0.03)    (0.01)    (0.02)
                                              --------  --------   --------  --------  --------  --------
 Total distributions                              0.00     (0.05)    (0.04)    (0.03)    (0.01)    (0.02)
                                              --------  --------   --------  --------  --------  --------
Net asset value, end of period                   $7.91     $8.19     $7.84     $6.18     $8.70    $10.72
                                              ========  ========   ========  ========  ========  ========

Total Return                                    (3.42%)*    5.19%    27.44%  (28.63%)  (18.72%)  (20.77%)


Ratios and Supplemental Data
 Net assets, end of period (in thousands)      $44,245   $50,093   $53,067   $40,803   $62,266   $62,590
 Ratio of expenses to average net assets          0.73%*    0.73%     0.73%     0.72%     0.72%     0.71%
 Ratio of net investment income to average
  net assets                                      0.33%*    0.68%     0.52%     0.39%     0.16%     0.14%
 Portfolio turnover rate                         41.32%*   30.66%    11.63%    19.78%     4.01%    13.21%









*Per share amounts presented are based on average shares outstanding
*Annualized
*** Not Annualized
See Notes To Financial Statements




ADVANCE CAPITAL I, INC.
SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)
JUNE 30, 2005
-----------------------------------------


                                                                % OF NET
            EQUITY GROWTH FUND                                  ASSETS
            -------------------                                 -----------
               Information Technology                                 25.6%
               Consumer Discretionary                                 22.7%
               Health Care                                            20.5%
               Financial                                              13.2%
               Industrials and Business Services                       8.6%
               Energy                                                  4.1%
               Telecommunication Services                              2.2%
               Materials                                               1.8%
               Consumer Staples                                        1.2%
               Other Assets and Liabilities                            0.1%
                                                                 ----------
                 Total                                               100.0%
                                                                 ==========

                                                                % OF NET
            BALANCED FUND                                       ASSETS
            -------------                                       -----------
               Small Growth Stocks                                    25.4%
               Large Value Stocks                                     37.1%
               Fixed Income Securities                                36.1%
               Other Assets and Liabilities                            1.4%
                                                                -----------
                 Total                                               100.0%
                                                                ===========

                                                                % OF NET
            RETIREMENT INCOME FUND                              ASSETS
            ----------------------                              -----------
               High Yield Bonds                                       23.5%
               U.S. Government Agencies                               22.5%
               Mortgage Backed Bonds                                   6.2%
               Corporate Bonds                                        43.7%
               Preferred Stocks                                        2.9%
               Other Assets and Liabilities                            1.2%
                                                                -----------
                 Total                                               100.0%
                                                                ===========

                                                                % OF NET
            CORNERSTONE STOCK FUND                              ASSETS
            ----------------------                              -----------
               Basic Materials                                         0.9%
               Communications                                         12.5%
               Consumer, Cyclical                                     16.3%
               Consumer, Non-Cyclical                                 29.5%
               Energy                                                  3.4%
               Financial                                              15.1%
               Industrial                                              5.0%
               Technology                                             17.1%
               Other Assets and Liabilities                            0.2%
                                                                 ----------
                 Total                                               100.0%
                                                                 ==========

See notes to Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE  30, 2005
--------------------------------------------



Common Stock                          Shares    Value           Common Stock                         Shares    Value
-------------------------------       --------  -------------   ------------------------------       --------  -------------
ADVERTISING - 2.1%                                             BIOTECHNOLOGY - 3.8%
 Getty Images, Inc.*                    16,700  $   1,239,307   Celgene Corp.*                         18,400  $     748,880
 Harte-Hanks, Inc.                      18,950        563,384   Charles River Laboratories*            10,000        483,100
 Lamar Advertising Co.*                 10,200        436,254   deCODE genetics, Inc.*                 29,500        277,005
 Omnicom Group, Inc.                     9,700        774,642   Diversa Corp.*                         40,000        208,400
 WPP Group Plc - ADR                    11,485        586,309   Genzyme Corp.*                          8,500        510,765
                                                                Human Genome Sciences, Inc.*           28,800        333,504
AEROSPACE/DEFENSE - 0.9%                                        Integra LifeSciences Hldgs.*           13,000        379,600
 Empresa Brasileira - ADR               17,500        577,675   Invitrogen Corp.*                       9,600        799,584
 Rockwell Collins, Inc.                 21,400      1,019,710   Martek Biosciences Corp.*              11,600        440,336
                                                                Medimmune, Inc.*                       15,000        400,800
AGRICULTURE - 0.4%                                              Millennium Pharmaceuticals*            37,100        343,917
 Delta & Pine Land Co.                  11,300        283,065   Millipore Corp.*                        7,800        442,260
 Monsanto Co.                            6,900        433,251   Nektar Therapeutics*                   12,200        205,326
                                                                Protein Design Labs, Inc.*             11,400        230,394
AIRLINES - 0.4%                                                 Qiagen NV - ADR*                       32,200        371,588
 Skywest, Inc.                          13,000        236,340   Vertex Pharmaceuticals, Inc.*          28,270        476,350
 Southwest Airlines Co.                 34,000        473,620
                                                               BUILDING MATERIALS - 0.1%
APPAREL - 0.4%                                                  Trex Co., Inc.*                         7,500        193,350
 Coach, Inc.*                           19,600        658,168
                                                               CHEMICALS - 1.3%
BANKS - 4.4%                                                    Ecolab, Inc.                           15,000        485,400
 Boston Private Fin. Holdings           15,500        390,600   Engelhard Corp.                         9,000        257,220
 City National Corp.                     4,500        322,830   Praxair, Inc.                          10,000        465,700
 East-West Bancorp, Inc.                 9,000        302,310   Sigma-Aldrich Corp.                     6,500        364,260
 First Horizon National Corp.            5,000        210,900   Symyx Technologies*                    11,000        307,780
 Investors Fin. Services Corp.          19,500        737,490   Valspar Corp.                           8,400        405,636
 Mellon Financial Corp.                 32,500        932,425
 North Fork Bancorporation, Inc         12,750        358,148  COMMERCIAL SERVICES - 6.4%
 Northern Trust Corp.                   33,200      1,513,588   Apollo Group, Inc.*                    10,029        784,468
 SVB Financial Group*                    8,300        397,570   Aramark Corp.                          14,500        383,525
 State Street Corp.                     33,600      1,621,536   Career Education Corp.*                10,800        395,388
 Synovus Financial Corp.                24,500        700,455   ChoicePoint, Inc.*                     16,500        660,825
 UCBH Holdings, Inc.                    19,000        308,560   Corporate Executive Board Co.           8,000        626,640
                                                                DeVry, Inc.*                           13,700        273,452
BEVERAGES - 0.2%                                                Education Management Corp.*            28,200        951,186
 Cott Corp. - ADR*                      15,500        339,295   Equifax, Inc.                          17,700        631,536
                                                                H & R Block, Inc.                       7,200        420,696
                                                                Iron Mountain, Inc.*                   27,000        839,160





See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE  30, 2005
--------------------------------------------



Common Stock                          Shares    Value           Common Stock                         Shares    Value
----------------------------------    --------  -------------  ------------------------------        --------  ------------
COMMERCIAL SERVICES - 6.4% (Continued)                         ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
 ITT Educational Services, Inc*         14,000  $     747,880   Ametek, Inc.                            6,200  $     259,842
 LECG Corp.*                            16,300        346,538   Littelfuse, Inc.*                       8,100        225,585
 Manpower, Inc.                         14,000        557,200   Molex, Inc.                            22,576        530,084
 Moody's Corp.                          36,000      1,618,920
 Paychex, Inc.                          27,687        900,381  ELECTRONICS - 2.3%
 Robert Half Int'l., Inc.               33,000        822,690   Applera Corp. - Applied Biosys         19,000        373,350
 Universal Technical Institute*          6,500        215,800   Cymer, Inc.*                            6,500        171,275
                                                                Dolby Laboratories, Inc.*              11,400        251,370
COMPUTERS - 3.2%                                                Flir Systems, Inc.*                    14,200        423,728
 Affiliated Computer Services*           9,000        459,900   Gentex Corp.                           10,000        182,000
 Cadence Design Systems, Inc.*          27,000        369,090   II-VI, Inc.*                           19,300        354,927
 Cognizant Tech. Solutions*             19,556        921,674   Jabil Circuit, Inc.*                   34,200      1,053,360
 DST Systems, Inc.*                     10,200        477,462   Mettler Toledo Int'l., Inc.*            6,500        301,665
 Factset Research Systems, Inc.         16,500        591,360   Symbol Technologies, Inc.              33,664        332,264
 Jack Henry & Associates, Inc.          20,000        366,200   Waters Corp.*                          16,000        593,920
 Lexmark International, Inc.*           11,300        732,353
 Mercury Computer Systems Inc.*         10,000        274,200  ENTERTAINMENT - 0.8%
 National Instruments Corp.             15,250        323,300   DreamWorks Animation SKG, Inc*          9,800        256,760
 Network Appliance, Inc.*               11,500        325,105   International Game Technology          26,000        731,120
 Research In Motion Ltd. - ADR*          6,100        450,119   Shuffle Master, Inc.*                  16,500        462,495
 Synopsys, Inc.*                        18,600        310,062
                                                               ENVIRONMENTAL CONTROL - 0.3%
DISTRIBUTION/WHOLESALE - 0.5%                                   Stericycle, Inc.*                       9,200        462,944
 CDW Corp.                              15,400        877,030
                                                               FOOD - 0.8%
DIVERSIFIED FINANCIAL SERVICES - 4.7%                           Hershey Co./The                         7,800        483,288
 AG Edwards, Inc.                        6,500        293,150   McCormick & Co., Inc.                   7,500        244,800
 Ameritrade Holding Corp.*              41,800        777,898   Tootsie Roll Industries, Inc.           7,754        227,270
 Amvescap Plc - ADR                     21,250        254,575   WM Wrigley Jr. Co.                      6,800        467,840
 Charles Schwab Corp./The               69,500        783,265
 Eaton Vance Corp.                      45,800      1,097,826  HEALTHCARE-PRODUCTS - 6.4%
 Federated Investors, Inc.              16,500        495,000   Arthrocare Corp.*                      11,500        401,810
 First Marblehead Corp.*                 7,500        262,950   Bausch & Lomb, Inc.                     7,200        596,664
 Franklin Resources, Inc.               18,600      1,430,340   Beckman Coulter, Inc.                   7,500        477,375
 Lazard Ltd.                            25,100        583,826   Becton Dickinson & Co.                  9,500        497,895
 Legg Mason, Inc.                       10,900      1,134,908   Biomet, Inc.                           27,375        947,996
 Nuveen Investments, Inc.               20,400        766,224   Cooper Cos, Inc.                        6,000        365,040
 Raymond James Financial, Inc.          10,987        311,042   CR Bard, Inc.                          12,700        843,915
                                                                Dentsply International, Inc.            8,500        459,000
                                                                Edwards Lifesciences Corp.*             8,000        344,480
                                                                Gen-Probe, Inc.*                        6,000        217,380
                                                                Henry Schein, Inc.*                    19,000        788,880
                                                                Inamed Corp.*                           3,000        201,000



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE  30, 2005
--------------------------------------------



Common Stock                          Shares    Value           Common Stock                         Shares    Value
--------------------------------     ---------  -------------  ---------------------------------    ---------  -------------
HEALTHCARE-PRODUCTS - 6.4% (Continued)                         INSURANCE - 2.7% (Continued)
 Kyphon, Inc.*                          16,000  $     556,640   Axis Capital Holdings, Ltd.             7,000  $     198,030
 Patterson Cos, Inc.*                   12,400        558,868   Brown & Brown, Inc.                     9,500        426,930
 Resmed, Inc.*                           6,000        395,940   Markel Corp.*                           1,500        507,750
 Respironics, Inc.*                     10,400        375,544   Marsh & McLennan Cos., Inc.            16,000        442,880
 Smith & Nephew PLC - ADR                6,500        321,165   MBIA, Inc.                              6,500        386,035
 St. Jude Medical, Inc.*                11,000        479,600   MGIC Investment Corp.                   6,500        423,605
 Sybron Dental Specialties Inc*          9,000        337,050   Radian Group, Inc.                      6,500        307,385
 Techne Corp.*                          14,700        674,877   RenaissanceRe Hldgs. Ltd.               6,500        320,060
 Varian Medical Systems, Inc.*          19,200        717,120   Triad Guaranty, Inc.*                   5,100        256,989
 Wright Medical Group, Inc.*            11,000        293,810   Willis Group Holdings Ltd.             13,500        441,045
 Zimmer Holdings, Inc.*                  5,200        395,720
                                                               INTERNET - 2.9%
HEALTHCARE-SERVICES - 4.6%                                      Amazon.Com, Inc.*                      19,400        641,946
 Coventry Health Care, Inc.*            15,200      1,075,400   Check Point Software - ADR*            18,200        360,906
 DaVita, Inc.*                          12,500        569,500   F5 Networks, Inc.*                      8,500        401,498
 Health Management Assoc., Inc.         19,500        509,730   Internet Security Systems*             20,000        405,800
 Laboratory Corp. of America*           18,100        901,561   Matrixone, Inc.*                       34,000        170,000
 Lincare Holdings, Inc.*                17,700        722,160   McAfee, Inc.*                          26,300        687,745
 Manor Care, Inc.                        7,000        278,250   Monster Worldwide, Inc.*               36,600      1,049,688
 Quest Diagnostics                      22,122      1,178,439   Sina Corp. - ADR*                       9,400        262,260
 WellChoice, Inc.*                      23,400      1,628,406   VeriSign, Inc.*                        26,400        759,264
 WellPoint, Inc. *                      16,800      1,170,625   Websense, Inc.*                         8,500        408,425

HOMEBUILDERS - 1.5%                                            LEISURE TIME - 1.2%
 Centex Corp.                            5,100        360,570   Brunswick Corp.                         6,500        280,800
 KB Home                                 5,000        380,750   Harley-Davidson, Inc.                   5,300        262,668
 Lennar Corp.                            5,400        343,332   Royal Caribbean Cruises                19,500        941,850
 Pulte Homes, Inc.                       4,200        354,480   Sabre Holdings Corp.                   16,000        319,040
 Thor Industries, Inc.                   9,500        298,585   WMS Industries, Inc.*                  10,900        367,439
 Toll Brothers, Inc.*                    3,900        395,499
 Winnebago Industries                   12,600        412,776  LODGING - 4.3%
                                                                Boyd Gaming Corp.                      18,100        927,082
HOME FURNISHINGS - 0.2%                                         Choice Hotels International            16,400      1,078,136
 Harman International, Inc.              5,000        408,100   Fairmont Hotels & Resorts, Inc - ADR   13,900        484,276
                                                                Harrah's Entertainment, Inc.           14,100      1,015,482
HOUSEHOLD PRODUCTS/WARES - 0.2%                                 Hilton Hotels Corp.                    16,000        381,120
 Avery Dennison Corp.                    7,800        413,400   Marriott International, Inc.           23,900      1,629,263
                                                                Station Casinos, Inc.                  23,000      1,526,740
INSURANCE - 2.7%                                                Wynn Resorts Ltd.*                     12,200        576,694
 AMBAC Financial Group, Inc.             5,450        380,410
 Arch Capital Group Ltd.*                6,600        297,330  MACHINERY-DIVERSIFIED - 0.6%
 Arthur J Gallagher & Co.                8,500        230,775   IDEX Corp.                             11,750        453,550
                                                                Zebra Technologies Corp.*              13,000        569,270



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE  30, 2005
--------------------------------------------



Common Stock                          Shares    Value           Common Stock                         Shares    Value
--------------------------------     ---------  -------------  ----------------------------------    --------  -------------
MEDIA - 3.9%                                                   PACKAGING & CONTAINERS - 0.3%
 Citadel Broadcasting Corp.*            19,000  $     216,980   Sealed Air Corp.*                       9,000  $     447,786
 Cox Radio, Inc.*                       27,000        425,790
 Cumulus Media, Inc.*                   13,598        160,184  PHARMACEUTICALS - 4.7%
 E.W. Scripps Co.                       10,000        488,200   Abgenix, Inc.*                         48,100        412,698
 Entercom Communications Corp.*         11,900        396,389   Allergan, Inc.                          7,000        597,520
 McGraw-Hill Cos., Inc./The             10,000        442,200   Amylin Pharmaceuticals, Inc.*          15,000        313,950
 Meredith Corp.                         11,100        544,788   Atherogenics, Inc.*                    16,000        255,680
 New York Times Co.                     14,500        451,095   Caremark Rx, Inc.*                     22,000        978,560
 Radio One, Inc. - Class A*             14,225        181,084   Cephalon, Inc.*                         7,100        282,580
 Radio One, Inc. - Class D*             16,000        204,320   Express Scripts, Inc.*                 20,800      1,039,584
 Regent Communications, Inc.*           47,500        278,825   Gilead Sciences, Inc.*                 20,000        879,800
 Rogers Communications, Inc. - ADR      19,600        644,448   IVAX Corp.*                            26,200        563,038
 Salem Communications Corp.*            22,700        450,368   Medco Health Solutions, Inc.*          18,000        960,660
 Spanish Broadcasting System*           49,000        489,510   Medicines Co.*                          9,500        221,635
 Univision Communications, Inc*         27,700        762,858   Neurocrine Biosciences, Inc.*           9,200        386,952
 Washington Post                           500        418,700   Omnicare, Inc.                         12,000        509,880
 Westwood One, Inc.                     13,500        276,075   OSI Pharmaceuticals, Inc.*              9,500        388,265
                                                                Sepracor, Inc.*                         8,500        510,085
METAL FABRICATING - 0.2%
 Precision Castparts Corp.               5,300        413,718  RETAIL - 5.6%
                                                                Bed Bath & Beyond, Inc.*               18,200        760,396
MISCELLANEOUS MANUFACTURING - 1.1%                              Cheesecake Factory/The*                 8,700        302,151
 Danaher Corp.                           6,200        324,136   Dollar General Corp.                   48,426        985,469
 ITT Industries, Inc.                    5,000        487,550   Dollar Tree Stores, Inc.*              15,750        378,000
 Pall Corp.                             15,000        456,300   Family Dollar Stores, Inc.             37,900        989,948
 Roper Industries, Inc.                  8,600        613,438   Fred's, Inc.                           11,000        182,380
                                                                Men's Wearhouse, Inc.*                 13,838        475,041
OFFICE FURNISHINGS - 0.3%                                       O'Reilly Automotive, Inc.*             18,000        536,940
 HNI Corp.                               9,500        486,780   Outback Steakhouse, Inc.                4,000        180,880
                                                                Petsmart, Inc.                         21,000        637,350
OIL & GAS - 1.4%                                                Ross Stores, Inc.                      27,000        780,570
 Murphy Oil Corp.                       23,000      1,202,210   Ruby Tuesday, Inc.                      8,700        225,504
 XTO Energy, Inc.                       37,300      1,269,319   Staples, Inc.                          31,200        664,248
                                                                Tiffany & Co.                          31,200      1,021,800
OIL & GAS SERVICES - 2.7%                                       TJX Cos., Inc.                         39,300        955,776
 Baker Hughes, Inc.                     18,300        935,862   Williams-Sonoma, Inc.*                 21,200        840,792
 BJ Services Co.                        19,200      1,006,464
 Cooper Cameron Corp.*                  15,400        956,340
 Smith International, Inc.              14,800        943,352
 Weatherford Int'l. Ltd. *              16,535        958,865





See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE  30, 2005
--------------------------------------------


                                                                Common Stock and                     Shares/
Common Stock                          Shares    Value           Repurchase Agreement                 Principal Value
--------------------------------      --------  -------------  --------------------------------      --------- -----------
SEMICONDUCTORS - 9.1%                                          SOFTWARE - 7.2% (Continued)
 Altera Corp.*                          80,900  $   1,601,820   Salesforce.com, Inc.*                  20,100  $     411,849
 AMIS Holdings, Inc.*                   24,200        322,828   THQ, Inc.*                              6,500        190,255
 Analog Devices, Inc.                   37,600      1,402,104   Veritas Software Corp.*                51,450      1,255,380
 Broadcom Corp.*                        20,200        717,706
 Integrated Circuit Systems*             9,000        185,760  TELECOMMUNICATIONS - 3.3%
 Intersil Corp.                         23,200        435,464   Adtran, Inc.                            8,000        197,840
 Kla-Tencor Corp.                       10,600        463,008   American Tower Corp.*                  59,400      1,248,588
 Lam Research Corp.*                    16,000        463,200   Corning, Inc.*                         39,600        658,152
 Linear Technology Corp.                43,800      1,607,022   Crown Castle International*            61,500      1,247,220
 Marvell Technology Group *             20,700        785,979   Juniper Networks, Inc.*                34,000        856,120
 Maxim Integrated Prod., Inc.           39,300      1,502,046   Nextel Partners, Inc.*                 44,600      1,122,582
 Microchip Technology, Inc.             60,657      1,796,660   Neustar, Inc. *                         9,000        230,400
 National Semiconductor Corp.           77,300      1,703,692   Plantronics, Inc.                       6,500        236,340
 Novellus Systems, Inc.*                16,600        410,186
 QLogic Corp.*                          10,000        308,700  TEXTILES - 0.5%
 Semtech Corp.*                         15,000        249,750   Cintas Corp.                           21,000        810,600
 Silicon Laboratories, Inc.*            21,300        558,273
 Xilinx, Inc.                           55,400      1,412,700  TOYS/GAMES/HOBBIES - 0.3%
                                                                Mattel, Inc.                           24,625        450,145
SOFTWARE - 7.2%
 Activision, Inc.*                      26,666        440,522  TRANSPORTATION - 1.2%
 Adobe Systems, Inc.                    23,200        663,752   CH Robinson Worldwide, Inc.            13,500        785,700
 Certegy, Inc.                          20,000        766,000   Expeditors Int'l. Washington           15,300        762,093
 Citrix Systems, Inc.*                  25,000        541,500   Landstar System, Inc.*                  7,000        211,260
 Cognos, Inc. - ADR*                    17,000        580,380   UTI Worldwide, Inc.                     6,000        417,720
 Dun & Bradstreet Corp.*                 8,500        524,620                                                    -----------
 Electronic Arts, Inc.*                  9,000        509,490  TOTAL COMMON STOCK - 100.0%
 Fair Isaac Corp.                       12,150        443,354   (Cost $134,045,728)                              175,422,679
 Filenet Corp.*                          7,500        188,550
 Fiserv, Inc.*                          14,500        621,905  REPURCHASE AGREEMENT - 0.1%
 Global Payments, Inc.                   5,500        372,680   Fifth Third Bank, 2.55%, 7/1/05,
 Hyperion Solutions Corp.*               6,000        241,440   dated 6/30/05, with maturity value of
 IMS Health, Inc.                       28,588        708,125   $253,855 (Collateralized by $266,614
 Intuit, Inc.*                          21,600        974,376   Freddie Mac obligation, 4.00%
 Mercury Interactive Corp.*             18,200        698,152    7/1/18, market value $261,712)     $ 253,837        253,837
 MoneyGram International, Inc.          29,000        555,930                                                     ----------
 NAVTEQ Corp.*                          20,300        754,754  TOTAL INVESTMENTS IN SECURITIES - 100.1%
 Novell, Inc.*                          30,800        190,960   (Cost $134,299,568)                              175,676,516
 Red Hat, Inc.*                         47,700        624,870
 SEI Investments Co.                    11,700        436,995  OTHER ASSETS LESS LIABILITIES - (0.1)%               (128,199)
                                                                                                                 -----------
                                                               TOTAL NET ASSETS - 100.0%                       $ 175,548,317
                                                                                                                ============


*Securities are non-income producing
ADR - American Depositary Receipt
See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2005
---------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
-------------------------------       --------  -------------  ------------------------------        --------  ------------
ADVERTISING - 0.6%                                             BANKS - 4.3% (Continued)
 Getty Images, Inc.*                     7,500  $     556,575   State Street Corp.                     47,400  $   2,287,524
 Harte-Hanks, Inc.                       7,900        234,867   Synovus Financial Corp.                10,800        308,772
 Lamar Advertising Co.*                  4,300        183,911   UCBH Holdings, Inc.                     8,000        129,920
 Omnicom Group, Inc.                    12,700      1,014,222   US Bancorp                             30,928        901,860
 WPP Group Plc - ADR                     4,589        234,268   Wells Fargo & Co.                      51,230      3,152,694

AEROSPACE / DEFENSE - 1.0%                                     BEVERAGES - 1.0%
 Boeing Co./The                         16,440      1,085,204   Anheuser-Busch Cos., Inc.               9,500        434,815
 Empresa Brasileira - ADR                8,200        270,682   Coca-Cola Co./The                      32,800      1,369,072
 General Dynamics Corp.                  6,900        755,619   Cott Corp. - ADR*                       4,900        107,261
 Lockheed Martin Corp.                   9,300        602,640   Diageo Plc - ADR                        6,800        403,784
 Rockwell Collins, Inc.                  9,100        433,615   PepsiCo, Inc.                          26,900      1,449,641
 United Technologies Corp.              11,800        605,694
                                                               BIOTECHNOLOGY - 0.8%
AGRICULTURE - 1.0%                                              Celgene Corp.*                          7,600        309,320
 Altria Group, Inc.                     42,700      2,760,982   Charles River Laboratories*             4,200        202,902
 Delta & Pine Land Co.                   4,700        117,735   deCODE genetics, Inc.*                 14,300        134,277
 Monsanto Co.                            3,000        188,370   Diversa Corp.*                         17,500         91,175
 UST, Inc.                               9,500        433,200   Genzyme Corp.*                          3,600        216,324
                                                                Human Genome Sciences, Inc.*           10,300        119,274
AIRLINES - 0.3%                                                 Integra LifeSciences Hldgs.*            3,800        110,960
 Skywest, Inc.                           6,000        109,080   Invitrogen Corp.*                       4,000        333,160
 Southwest Airlines Co.                 63,500        884,555   Martek Biosciences Corp.*               4,900        186,004
                                                                Medimmune, Inc.*                        4,800        128,256
APPAREL - 0.1%                                                  Millennium Pharmaceuticals*            16,100        149,247
 Coach, Inc.*                            8,200        275,356   Millipore Corp.*                        3,300        187,110
                                                                Nektar Therapeutics*                    6,500        109,395
BANKS - 4.3%                                                    Protein Design Labs, Inc.*              6,700        135,407
 Bank of America Corp.                  51,826      2,363,784   Qiagen NV - ADR*                       12,800        147,712
 Bank of New York Co., Inc./The         12,000        345,840   Vertex Pharmaceuticals, Inc.*          10,750        181,138
 BB&T Corp.                              9,900        395,406
 Boston Private Fin. Holdings            4,300        108,360  BUILDING MATERIALS - 0.0%
 City National Corp.                     2,100        150,654   Trex Co., Inc.*                         3,400         87,652
 East-West Bancorp, Inc.                 5,500        184,745
 Fifth Third Bancorp                    12,900        531,093  CHEMICALS - 0.8%
 First Horizon National Corp.           13,200        556,776   Ecolab, Inc.                            6,100        197,396
 Investors Fin. Services Corp.           8,700        329,034   Engelhard Corp.                        17,000        485,860
 Mellon Financial Corp.                 52,900      1,517,701   Praxair, Inc.                          15,700        731,149
 Northern Trust Corp.                   33,800      1,540,942   Rohm & Haas Co.                        10,000        463,300
 North Fork Bancorporation, Inc         20,400        573,036   Sigma-Aldrich Corp.                     2,000        112,080
 SVB Financial Group*                    3,500        167,650   Symyx Technologies*                     3,800        106,324
                                                                Valspar Corp.                          14,600        705,034




See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2005
---------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
--------------------------------      --------  -------------  ---------------------------------     --------  -------------
COMMERCIAL SERVICES - 1.3%                                     DISTRIBUTION/WHOLESALE - 0.1%
 Apollo Group, Inc.*                     5,445  $     425,908   CDW Corp.                               7,000  $     398,650
 Aramark Corp.                           6,300        166,635
 Career Education Corp.*                 4,500        164,745  DIVERSIFIED FINANCIAL SERVICES - 3.9%
 ChoicePoint, Inc.*                      8,666        347,073   AG Edwards, Inc.                       12,700        572,770
 Corporate Executive Board Co.           4,400        344,652   American Express Co.                   19,000      1,011,180
 DeVry, Inc.*                            5,700        113,772   Ameritrade Holding Corp.*               9,800        182,378
 Education Management Corp.*            11,800        398,014   Amvescap Plc - ADR                     46,050        551,679
 Equifax, Inc.                           5,500        196,240   Charles Schwab Corp./The               29,200        329,084
 H & R Block, Inc.                       3,200        186,976   Citigroup, Inc.                        81,744      3,779,025
 Iron Mountain, Inc.*                    9,675        300,699   Countrywide Financial Corp.            11,598        447,683
 ITT Educational Services, Inc*          4,900        261,758   Eaton Vance Corp.                      17,800        426,666
 LECG Corp.*                             7,600        161,576   Federated Investors, Inc.              21,000        630,000
 Manpower, Inc.                          5,300        210,940   First Marblehead Corp.*                 6,100        213,866
 Moody's Corp.                          15,400        692,538   Franklin Resources, Inc.                8,000        615,200
 Paychex, Inc.                          10,793        350,988   Goldman Sachs Group, Inc.              10,300      1,051,424
 Robert Half Int'l., Inc.               12,500        311,625   Lazard Ltd.                            10,900        253,534
 Universal Technical Institute*          4,200        139,440   Legg Mason, Inc.                        4,550        473,746
                                                                Lehman Brothers Holdings, Inc.          6,733        668,385
COMPUTERS - 1.1%                                                Merrill Lynch & Co., Inc.              17,200        946,172
 Affiliated Computer Services*           3,900        199,290   Morgan Stanley                         26,300      1,379,172
 Cadence Design Systems, Inc.*          12,800        174,976   Nuveen Investments, Inc.                8,900        334,284
 Cognizant Tech. Solutions*             10,168        479,218   Raymond James Financial, Inc.           4,500        127,395
 Dell, Inc.*                            37,900      1,495,534
 DST Systems, Inc.*                      5,100        238,731  ELECTRIC - 1.7%
 Factset Research Systems, Inc.          7,200        258,048   Allegheny Energy, Inc.*                14,000        352,800
 Jack Henry & Associates, Inc.           9,300        170,283   Duke Energy Corp.                      17,500        519,925
 Lexmark International, Inc.*            4,900        317,569   Edison International                   12,700        515,620
 Mercury Computer Systems Inc.*          4,200        115,164   Entergy Corp.                           7,000        529,200
 National Instruments Corp.              6,650        140,980   Exelon Corp.                           23,250      1,193,423
 Network Appliance, Inc.*                5,000        141,350   FirstEnergy Corp.                       8,688        417,372
 Research In Motion Ltd. - ADR*          2,700        199,233   FPL Group, Inc.                        11,000        463,210
 Synopsys, Inc.*                         7,900        131,693   Pinnacle West Capital Corp.             9,100        404,040
                                                                Progress Energy, Inc.                  10,400        469,872
COSMETICS/PERSONAL CARE - 0.8%                                  SCANA Corp.                            10,400        445,016
 Avon Products, Inc.                    18,200        688,142   Southern Co./The                       14,000        485,100
 Colgate-Palmolive Co.                  30,300      1,512,576   Teco Energy, Inc.                      23,500        443,680
 Procter & Gamble Co.                   10,000        527,200







See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2005
---------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
--------------------------------      --------  -------------  -------------------------------       --------  -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%                       HEALTHCARE-PRODUCTS - 1.9%
 Ametek, Inc.                            2,800  $     117,348   Arthrocare Corp.*                       4,800  $     167,712
 Emerson Electric Co.                    6,000        375,780   Bausch & Lomb, Inc.                     2,900        240,323
 Littelfuse, Inc.*                       3,400         94,690   Baxter International, Inc.             15,500        574,740
 Molex, Inc.                            10,660        250,297   Beckman Coulter, Inc.                   3,300        210,045
                                                                Becton Dickinson & Co.                  3,000        157,230
ELECTRONICS - 0.6%                                              Biomet, Inc.                           11,950        413,829
 Applera Corp. - Applied Biosys          8,000        157,200   Cooper Cos, Inc.                        3,300        200,772
 Cymer, Inc.*                            2,900         76,415   CR Bard, Inc.                           5,100        338,895
 Dolby Laboratories, Inc.*               7,400        163,170   Dentsply International, Inc.            4,200        226,800
 Flir Systems, Inc.*                     6,000        179,040   Edwards Lifesciences Corp.*             3,600        155,016
 Gentex Corp.                            7,200        131,040   Gen-Probe, Inc.*                        3,500        126,805
 II-VI, Inc.*                            6,000        110,340   Henry Schein, Inc.*                     8,400        348,768
 Jabil Circuit, Inc.*                   32,000        985,600   Inamed Corp.*                           2,500        167,500
 Mettler Toledo Int'l., Inc.*            3,000        139,230   Johnson & Johnson                      20,700      1,345,914
 Symbol Technologies, Inc.              11,387        112,390   Kyphon, Inc.*                           8,400        292,236
 Waters Corp.*                           6,100        226,432   Patterson Cos, Inc.*                    5,200        234,364
                                                                Resmed, Inc.*                           2,500        164,975
ENTERTAINMENT - 0.2%                                            Respironics, Inc.*                      4,400        158,884
 DreamWorks Animation SKG, Inc*          4,100        107,420   Smith & Nephew PLC - ADR                2,400        118,584
 International Game Technology          10,800        303,696   St. Jude Medical, Inc.*                 4,600        200,560
 Shuffle Master, Inc.*                   8,550        239,657   Sybron Dental Specialties Inc*          4,200        157,290
                                                                Techne Corp.*                           6,500        298,415
ENVIRONMENTAL CONTROL - 0.1%                                    Varian Medical Systems, Inc.*           8,800        328,680
 Stericycle, Inc.*                       4,000        201,280   Wright Medical Group, Inc.*             3,600         96,156
                                                                Zimmer Holdings, Inc.*                  2,100        159,810
FOOD - 0.5%
 General Mills, Inc.                    14,300        670,241  HEALTHCARE-SERVICES - 2.2%
 Hershey Co./The                         3,400        210,664   Coventry Health Care, Inc.*             6,700        474,025
 McCormick & Co., Inc.                   3,700        120,768   DaVita, Inc.*                           6,150        280,194
 Sysco Corp.                            16,700        604,373   Health Management Assoc., Inc.          8,100        211,734
 Tootsie Roll Industries, Inc.           3,233         94,759   Laboratory Corp. of America*            7,700        383,537
 WM Wrigley Jr. Co.                      3,000        206,400   Lincare Holdings, Inc.*                 5,400        220,320
                                                                Manor Care, Inc.                        3,200        127,200
FOREST PRODUCTS & PAPER - 0.1%                                  Quest Diagnostics                      24,188      1,288,495
 International Paper Co.                14,700        443,499   UnitedHealth Group, Inc.               18,940        987,532
                                                                WellChoice, Inc.*                       9,700        675,023
                                                                WellPoint, Inc. *                      45,600      3,177,408







See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2005
---------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
----------------------------------    --------  -------------  ---------------------------------     --------  -------------
HOME BUILDERS - 0.6%                                           INTERNET - 0.6%
 Centex Corp.                           10,600  $     749,420   Amazon.Com, Inc.*                       8,000  $     264,720
 KB Home                                 2,200        167,530   Check Point Software - ADR*             8,100        160,623
 Lennar Corp.                           11,100        705,738   F5 Networks, Inc.*                      3,800        179,493
 Pulte Homes, Inc.                       1,500        126,600   Internet Security Systems*              6,400        129,856
 Thor Industries, Inc.                   6,700        210,581   Matrixone, Inc.*                       17,300         86,500
 Toll Brothers, Inc.*                    1,700        172,397   McAfee, Inc.*                          12,400        324,260
 Winnebago Industries                    3,400        111,384   Monster Worldwide, Inc.*               15,500        444,540
                                                                Sina Corp. - ADR*                       4,200        117,180
HOME FURNISHINGS - 0.1%                                         VeriSign, Inc.*                        13,700        394,012
 Harman International, Inc.              2,600        212,212   Websense, Inc.*                         4,000        192,200

HOUSEHOLD PRODUCTS/WARES - 0.4%                                LEISURE TIME - 0.4%
 Avery Dennison Corp.                   10,300        545,900   Brunswick Corp.                         3,000        129,600
 Kimberly-Clark Corp.                   13,700        857,894   Harley-Davidson, Inc.                   9,000        446,040
                                                                Royal Caribbean Cruises                 8,900        429,870
INSURANCE - 3.1%                                                Sabre Holdings Corp.                    5,500        109,670
 Aflac, Inc.                            19,700        852,616   WMS Industries, Inc.*                   4,600        155,066
 AMBAC Financial Group, Inc.             2,300        160,540
 American International Group           30,680      1,783,428  LODGING - 1.4%
 Arch Capital Group Ltd.*                2,700        121,635   Boyd Gaming Corp.                       7,200        368,784
 Arthur J Gallagher & Co.                5,700        154,755   Choice Hotels International             7,300        479,902
 Axis Capital Holdings, Ltd.             3,700        104,673   Fairmont Hotels & Resorts, Inc - ADR    5,000        174,200
 Brown & Brown, Inc.                     4,700        211,218   Harrah's Entertainment, Inc.           18,600      1,339,572
 Cincinnati Financial Corp.             11,561        457,353   Hilton Hotels Corp.                     7,400        176,268
 Hartford Financial Svcs. Grp.           7,500        560,625   Marriott International, Inc.           23,800      1,622,446
 Jefferson-Pilot Corp.                   9,200        463,864   Station Casinos, Inc.                  10,900        723,542
 Markel Corp.*                             400        135,400   Wynn Resorts Ltd.*                      5,100        241,077
 Marsh & McLennan Cos., Inc.            30,800        852,544
 MBIA, Inc.                             13,750        816,613  MACHINERY-CONSTRUCTION & MINING - 0.1%
 MGIC Investment Corp.                   9,900        645,183   Caterpillar, Inc.                       4,900        467,215
 Prudential Financial, Inc.              8,300        544,397
 Progressive Corp./The                   8,800        870,408  MACHINERY-DIVERSIFIED - 0.1%
 Radian Group, Inc.                      2,700        127,683   IDEX Corp.                              4,050        156,330
 RenaissanceRe Hldgs. Ltd.              12,300        605,652   Zebra Technologies Corp.*               5,400        236,466
 St Paul Travelers Cos. Inc/The         17,800        703,634
 Triad Guaranty, Inc.*                   2,800        141,092
 Willis Group Holdings Ltd.             25,300        826,551







See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2005
----------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
--------------------------------      --------  -------------  ---------------------------------     --------  -------------
MEDIA - 2.9%                                                   OFFICE FURNISHINGS - 0.2%
 Citadel Broadcasting Corp.*             6,300  $      71,946   HNI Corp.                              14,800  $     758,352
 Clear Channel Communications           42,368      1,309,595
 Cox Radio, Inc.*                       13,400        211,318  OIL & GAS - 3.6%
 Cumulus Media, Inc.*                    7,033         82,849   Apache Corp.                            8,900        575,207
 Entercom Communications Corp.*          5,000        166,550   BP Plc - ADR                           32,892      2,051,474
 Gannett Co., Inc.                       9,300        661,602   Chevron Corp.                          28,842      1,611,403
 McGraw-Hill Cos., Inc./The             27,400      1,211,628   Devon Energy Corp.                     11,200        566,832
 Meredith Corp.                         11,400        559,512   Exxon Mobil Corp.                      33,402      1,919,613
 New York Times Co.                      6,400        199,104   Murphy Oil Corp.                       31,800      1,662,186
 News Corp.                             28,900        487,832   Royal Dutch Petroleum Co.- ADR         16,100      1,044,890
 Radio One, Inc. - Class D*             12,600        160,902   Total SA - ADR                         17,500      2,045,400
 Regent Communications, Inc.*           20,500        120,335   XTO Energy, Inc.                       43,066      1,465,536
 Rogers Communications, Inc. - ADR       8,500        279,480
 Salem Communications Corp.*             8,800        174,592  OIL & GAS SERVICES - 2.1%
 E.W. Scripps Co.                        4,000        195,280   Baker Hughes, Inc.                     36,300      1,856,382
 Spanish Broadcasting System*           16,700        166,833   BJ Services Co.                        26,100      1,368,162
 Time Warner, Inc.*                     63,400      1,059,414   Cooper Cameron Corp.*                   7,300        453,330
 Univision Communications, Inc*         13,700        377,298   Schlumberger Ltd.                      24,480      1,859,990
 Viacom, Inc.                           44,794      1,433,856   Smith International, Inc.              22,500      1,434,150
 Walt Disney Co.                        33,400        841,012   Weatherford Int'l. Ltd. *               7,100        411,729
 Washington Post                           800        669,920
 Westwood One, Inc.                      5,700        116,565  PACKAGING & CONTAINERS - 0.2%
                                                                Sealed Air Corp.*                      12,200        606,999
METAL FABRICATING/HARDWARE - 0.2%
 Precision Castparts Corp.               8,400        655,704  PHARMACEUTICALS - 3.4%
                                                                Abbott Laboratories                    22,775      1,115,975
MINING - 0.7%                                                   Abgenix, Inc.*                         20,800        178,464
 Alcoa, Inc.                            38,500      1,005,620   Allergan, Inc.                          2,600        221,936
 BHP Billiton Ltd. - ADR                24,400        666,120   Amylin Pharmaceuticals, Inc.*           9,600        200,928
 Rio Tinto Plc - ADR                     5,500        670,175   Atherogenics, Inc.*                     5,000         79,900
                                                                Bristol-Myers Squibb Co.               22,800        569,316
MISCELLANEOUS MANUFACTURING - 2.5%                              Caremark Rx, Inc.*                      9,300        413,664
 3M Co.                                 14,700      1,062,663   Cephalon, Inc.*                         4,100        163,180
 Danaher Corp.                           2,600        135,928   Eli Lilly & Co.                        16,300        907,258
 General Electric Co.                  153,300      5,304,180   Express Scripts, Inc.*                  9,000        449,820
 Honeywell International, Inc.          28,600      1,047,332   Gilead Sciences, Inc.*                  8,700        382,713
 Illinois Tool Works, Inc.               8,500        677,450   GlaxoSmithKline Plc - ADR              17,900        868,508
 ITT Industries, Inc.                    1,700        165,767   IVAX Corp.*                            13,000        279,370
 Pall Corp.                              7,400        225,108   Medco Health Solutions, Inc.*           8,598        458,875
 Roper Industries, Inc.                  3,600        256,788   Medicines Co.*                          4,000         93,320
                                                                Merck & Co., Inc.                      30,400        936,320




See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2005
---------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
---------------------------------     --------  -------------  ---------------------------------     --------  -------------
PHARMACEUTICALS - 3.4% (Continued)                             SEMICONDUCTORS - 3.7%
 Neurocrine Biosciences, Inc.*           4,000  $     168,240   Altera Corp.*                          33,200  $     657,360
 Omnicare, Inc.                          5,000        212,450   AMIS Holdings, Inc.*                   10,100        134,734
 OSI Pharmaceuticals, Inc.*              4,100        167,567   Analog Devices, Inc.                   48,600      1,812,294
 Pfizer, Inc.                          106,386      2,934,126   Broadcom Corp.*                         8,200        291,346
 Schering-Plough Corp.                  24,000        457,440   Integrated Circuit Systems*             4,300         88,752
 Sepracor, Inc.*                         3,100        186,031   Intel Corp.                            90,800      2,362,616
 Wyeth                                  18,300        813,801   Intersil Corp.                         10,300        193,331
                                                                Kla-Tencor Corp.                        3,200        139,776
PIPELINES - 0.2%                                                Lam Research Corp.*                     4,700        136,065
 Williams Cos., Inc.                    44,400        843,156   Linear Technology Corp.                19,000        697,110
                                                                Marvell Technology Group *              9,000        341,730
REAL ESTATE - 0.2%                                              Maxim Integrated Prod., Inc.           48,400      1,849,848
 St. Joe Co./The                         7,500        611,250   Microchip Technology, Inc.             26,412        782,323
                                                                National Semiconductor Corp.           76,100      1,677,244
REAL ESTATE INVESTMENT TRUSTS - 0.3%                            Novellus Systems, Inc.*                 6,300        155,673
 CarrAmerica Realty Corp.               14,400        520,704   QLogic Corp.*                           4,300        132,741
 Equity Office Properties Trust         16,000        529,760   Semtech Corp.*                          8,000        133,200
                                                                Silicon Laboratories, Inc.*             9,400        246,374
RETAIL - 3.0%                                                   Texas Instruments, Inc.                34,500        968,415
 Bed Bath & Beyond, Inc.*                7,900        330,062   Xilinx, Inc.                           21,900        558,450
 Cheesecake Factory/The*                 3,600        125,028
 Dollar General Corp.                   19,757        402,055  SOFTWARE - 3.6%
 Dollar Tree Stores, Inc.*               8,300        199,200   Activision, Inc.*                      10,666        176,202
 Family Dollar Stores, Inc.             44,500      1,162,340   Adobe Systems, Inc.                    10,800        308,988
 Fred's, Inc.                            6,600        109,428   Automatic Data Processing              35,500      1,489,935
 Home Depot, Inc.                       41,000      1,594,900   Certegy, Inc.                          10,900        417,470
 McDonald's Corp.                       24,200        671,308   Citrix Systems, Inc.*                   8,800        190,608
 Men's Wearhouse, Inc.*                  6,375        218,854   Cognos, Inc. - ADR*                     6,700        228,738
 O'Reilly Automotive, Inc.*              8,500        253,555   Computer Associates Int'l.             22,800        625,860
 Outback Steakhouse, Inc.               12,900        583,338   Dun & Bradstreet Corp.*                11,050        682,006
 Petsmart, Inc.                          8,500        257,975   Electronic Arts, Inc.*                  3,600        203,796
 Ross Stores, Inc.                      11,700        338,247   Fair Isaac Corp.                        5,100        186,099
 Ruby Tuesday, Inc.                      3,600         93,312   Filenet Corp.*                          4,100        103,074
 Staples, Inc.                          11,400        242,706   First Data Corp.                       19,252        772,775
 Tiffany & Co.                          14,400        471,600   Fiserv, Inc.*                           6,850        293,797
 TJX Cos., Inc.                         47,800      1,162,496   Global Payments, Inc.                   2,300        155,848
 Wal-Mart Stores, Inc.                  49,200      2,371,440   Hyperion Solutions Corp.*               4,000        160,960
 Williams-Sonoma, Inc.*                  8,800        349,008







See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
JUNE 30, 2005
---------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
--------------------------------      --------  -------------  --------------------------------      --------  -------------
SOFTWARE - 3.6% (Continued)                                    TEXTILES - 0.1%
 IMS Health, Inc.                       12,218  $     302,640   Cintas Corp.                            7,800  $     301,080
 Intuit, Inc.*                           8,500        383,435
 Mercury Interactive Corp.*              6,600        253,176  TOYS/GAMES/HOBBIES - 0.0%
 Microsoft Corp.                       123,400      3,065,256   Mattel, Inc.                            9,325        170,461
 MoneyGram International, Inc.          12,700        243,459
 NAVTEQ Corp.*                           8,500        316,030  TRANSPORTATION - 0.3%
 Novell, Inc.*                          18,000        111,600   CH Robinson Worldwide, Inc.             6,400        372,480
 Oracle Corp.*                          62,900        830,280   Expeditors Int'l. Washington            5,600        278,936
 Red Hat, Inc.*                         11,800        154,580   Landstar System, Inc.*                  4,400        132,792
 Salesforce.com, Inc.*                   8,800        180,312   UTI Worldwide, Inc.                     2,600        181,012
 SEI Investments Co.                     4,900        183,015
 THQ, Inc.*                              3,900        114,153  U.S. GOVERNMENT AGENCIES - 0.6%
 Veritas Software Corp.*                20,300        495,320   Fannie Mae                             21,300      1,243,920
                                                                Freddie Mac                            11,600        756,668
TELECOMMUNICATIONS - 3.3%                                                                                        -----------
 Adtran, Inc.                            6,200        153,326  TOTAL COMMON STOCK - 62.5%
 Alltel Corp.                           10,086        627,954   (Cost $184,981,334)                            $ 224,468,539
 American Tower Corp.*                  24,100        506,582                                                    -----------
 BellSouth Corp.                        29,600        786,176
 Cisco Systems, Inc.*                  128,400      2,449,872
 Corning, Inc.*                         17,000        282,540
 Crown Castle International*            23,500        476,580
 Juniper Networks, Inc.*                14,500        365,110
 NEUSTAR INC                             3,900         99,840
 Nextel Partners, Inc.*                 26,900        677,073
 Nokia OYJ - ADR                        64,800      1,078,272
 Plantronics, Inc.                       3,000        109,080
 SBC Communciations, Inc.               43,496      1,033,030
 TELUS Corp. - ADR                      48,500      1,653,365
 Verizon Communications, Inc.           25,700        888,963
 Vodafone Group Plc - ADR               23,400        568,854










*Securities are non-income producing
ADR - American Depositary Receipts

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
---------------------------------------

                                                                     Principal
Fixed Income Securities                        Coupon    Maturity    Amount         Value
---------------------------------------        --------  ----------  -------------  -------------
AEROSPACE/DEFENSE - 0.5%
 Goodrich Corp.                                   6.800  02/01/2018  $   1,000,000  $   1,141,271
 Northrop Grumman                                 6.250  01/15/2010        750,000        794,658

AGRICULTURE - 0.4%
 Monsanto Co.                                     7.375  08/15/2012      1,250,000      1,462,525

AUTO MANUFACTURERS - 0.7%
 DaimlerChrysler                                  7.300  01/15/2012      1,000,000      1,117,434
 Ford Motor Co.                                   6.500  08/01/2018        500,000        416,772
 General Motors Corp.                             8.250  07/15/2023      1,000,000        827,500

BANKS - 2.8%
 ABN Amro Bank NV                                 7.300  12/01/2026      1,000,000      1,033,189
 Bank of America Corp.                            7.750  08/15/2015      1,250,000      1,550,613
 Bank One Corp.                                  10.000  08/15/2010        750,000        930,904
 Bankers Trust Corp.                              7.500  11/15/2015      1,000,000      1,188,503
 Comerica Bank                                    7.125  12/01/2013      1,050,000      1,137,521
 Dresdner Bank AG                                 7.250  09/15/2015      1,000,000      1,193,543
 Republic New York Corp.                          7.000  03/22/2011        500,000        559,399
 Santander Financial Issuances                    6.375  02/15/2011      1,000,000      1,098,241
 Swiss Bank Corp.                                 7.375  07/15/2015      1,000,000      1,220,643

BEVERAGES - 0.3%
 Anheuser-Busch Cos., Inc.                        7.125  07/01/2017      1,000,000      1,078,803

COMMERICAL SERVICES - 1.2%
 Cendant Corp.                                    7.375  01/15/2013      1,500,000      1,717,438
 Deluxe Corp.                                     5.125  10/01/2014      1,000,000        969,522
 Hertz Corp.                                      6.625  05/15/2008      1,000,000        995,857
 Quebecor World Capital Corp.                     6.125  11/15/2013        500,000        477,350







See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
---------------------------------------

                                                                     Principal
Fixed Income Securities                        Coupon    Maturity    Amount         Value
-----------------------------------------      --------  ----------  -------------  -------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%
 Bear Stearns Cos., Inc./The                      4.500  10/28/2010  $   1,000,000  $   1,005,311
 Capital One Financial Corp.                      4.800  02/21/2012      1,000,000        994,887
 CitiFinancial                                    6.625  06/01/2015      1,250,000      1,402,484
 Countrywide Home Loans, Inc.                     4.000  03/22/2011      1,500,000      1,446,635
 Credit Suisse First Boston USA                   6.500  01/15/2012      1,000,000      1,111,392
 Ford Motor Credit Co.                            7.375  10/28/2009        500,000        488,594
 General Electric Capital Corp.                   5.000  03/30/2019      1,000,000        966,510
 Goldman Sachs Group, Inc.                        6.875  01/15/2011      1,000,000      1,115,032
 HSBC Finance Corp.                               6.375  08/01/2010      1,000,000      1,086,343
 Jefferies Group, Inc.                            7.750  03/15/2012      1,500,000      1,720,485
 JP Morgan Chase & Co.                            5.250  05/01/2015      1,000,000      1,033,384
 Morgan Stanley                                   6.750  10/15/2013      1,000,000      1,135,922
 Morgan Stanley                                   4.750  04/01/2014      1,000,000        985,169

ELECTRIC - 3.0%
 Commonwealth Edison Co.                          6.950  07/15/2018      1,250,000      1,468,883
 Constellation Energy Grp., Inc                   4.550  06/15/2015      1,250,000      1,206,888
 Dominion Resources, Inc.                         7.195  09/15/2014      1,000,000      1,161,356
 Duke Energy Corp.                                5.300  10/01/2015      1,000,000      1,049,563
 Entergy Gulf States, Inc.                        5.250  08/01/2015      1,000,000        994,516
 Jersey Central Power & Light                     6.750  11/01/2025        750,000        768,161
 Northern States Power Co.                        8.000  08/28/2012      1,000,000      1,215,697
 TXU Electric Delivery Co.                        6.375  01/15/2015      1,000,000      1,108,451
 Progress Energy, Inc.                            7.100  03/01/2011        750,000        835,475
 PSEG Power LLC                                   5.500  12/01/2015      1,000,000      1,040,616

ELECTRONICS - 0.3%
 Koninklijke Philips Electronic                   7.250  08/15/2013      1,000,000      1,156,058

FOREIGN GOVERNMENT - 0.3%
 Nova Scotia Province of                          7.250  07/27/2013      1,000,000      1,199,534





See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
---------------------------------------

                                                                     Principal
Fixed Income Securities                        Coupon    Maturity    Amount         Value
--------------------------------------         --------  ----------  -------------  -------------
FOREST PRODUCTS & PAPER - 0.3%
 International Paper Co.                          5.300  04/01/2015  $   1,000,000  $   1,002,931

GAS - 0.3%
 KeySpan Corp.                                    4.650  04/01/2013      1,000,000      1,006,784

HOME FURNISHINGS - 0.5%
 Whirlpool Corp.                                  7.750  07/15/2016      1,500,000      1,756,632

INSURANCE - 1.6%
 Allstate Corp./The                               7.500  06/15/2013      1,000,000      1,193,363
 Hartford Financial Services                      7.300  11/01/2015      1,000,000      1,157,264
 Lion Connecticut Holdings, Inc                   6.750  09/15/2013      1,000,000      1,111,794
 MBIA, Inc.                                       9.375  02/15/2011        950,000      1,188,548
 Ohio National Fin. Services*                     7.000  07/15/2011      1,000,000      1,115,174

LEISURE TIME - 0.5%
 Sabre Holdings Corp.                             7.350  08/01/2011      1,500,000      1,666,415

LODGING - 0.4%
 Hilton Hotels Corp.                              7.200  12/15/2009        750,000        822,146
 Mirage Resorts, Inc.                             7.250  08/01/2017        500,000        515,000

MACHINERY-DIVERSIFIED - 0.5%
 Clark Equipment Co.                              8.000  05/01/2023        500,000        662,015
 Deere & Co.                                      8.950  06/15/2019      1,000,000      1,161,199

MEDIA - 1.6%
 CBS Corp.                                        8.625  08/01/2012      1,000,000      1,171,206
 Comcast Cable Communications                     7.125  06/15/2013      1,000,000      1,146,020
 COX Communications, Inc.                         6.850  01/15/2018      1,050,000      1,149,140
 News America Holdings                            8.000  10/17/2016      1,000,000      1,228,865
 Walt Disney Co.                                  6.375  03/01/2012      1,000,000      1,105,883

MINING - 0.2%
 BHP Finance USA Ltd.                             7.250  03/01/2016        500,000        597,170





See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
---------------------------------------

                                                                     Principal
Fixed Income Securities                        Coupon    Maturity    Amount         Value
----------------------------------------       --------  ----------  -------------  -------------
MORTGAGE BACKED - 3.7%
 Ginnie Mae                                       5.500  07/20/2033  $   1,670,592  $   1,704,284
 Ginnie Mae                                       5.500  05/20/2034      1,281,462      1,307,135
 Ginnie Mae                                       5.500  06/20/2034      1,770,045      1,805,506
 Ginnie Mae                                       5.500  07/15/2034        852,774        871,726
 Ginnie Mae                                       5.500  08/20/2034      1,760,676      1,795,949
 Ginnie Mae                                       5.500  09/15/2034      1,327,261      1,356,758
 Ginnie Mae                                       5.500  11/20/2034      2,356,792      2,404,008
 Ginnie Mae                                       5.500  03/15/2035      1,968,376      2,012,089

OIL & GAS - 0.8%
 Husky Oil Co.                                    7.550  11/15/2016        720,000        860,676
 Kerr-McGee Corp.                                 7.000  11/01/2011        700,000        698,250
 Louisiana Land & Exploration                     7.625  04/15/2013      1,000,000      1,160,926

RETAIL - 1.2%
 Autozone, Inc.                                   5.500  11/15/2015      1,000,000        992,142
 Darden Restaurants, Inc.                         7.125  02/01/2016      1,000,000      1,177,280
 May Department Stores Co./The                    7.450  09/15/2011      1,000,000      1,137,568
 McDonald's Corp.                                 7.050  11/15/2025      1,000,000      1,043,074

SOFTWARE - 0.3%
 First Data Corporation                           4.700  08/01/2013      1,000,000      1,008,307

TELECOMMUNICATIONS - 2.6%
 Ameritech Capital Funding                        6.450  01/15/2018      1,250,000      1,391,390
 Bell Canada                                      9.500  10/15/2010      1,200,000      1,468,140
 CenturyTel, Inc.                                 7.875  08/15/2012      1,500,000      1,713,396
 Deutsche Telekom International                   8.500  06/15/2010      1,500,000      1,738,403
 GTE Corp.                                        6.840  04/15/2018        500,000        569,555
 GTE Corp.                                        7.900  02/01/2027      1,000,000      1,083,343
 Vodafone Group Plc                               5.375  01/30/2015      1,500,000      1,582,685

TRANSPORTATION - 0.5%
 FedEx Corp.                                      8.760  05/22/2015      1,500,000      1,774,035

U.S. GOVERNMENT - 0.2%
 U.S. Treasury                                    3.625  01/15/2010        750,000        746,455






See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
---------------------------------------

Fixed Income Securities and                                          Principal
Repurchase Agreeement                          Coupon    Maturity    Amount         Value
--------------------------------------         --------  ----------  -------------  -------------
U.S. GOVERNMENT AGENCIES - 7.4%
 Fannie Mae                                       5.500  12/09/2014  $   1,500,000  $   1,500,938
 Fannie Mae                                       5.400  02/23/2017      3,000,000      3,000,938
 Fannie Mae                                       5.000  12/16/2019      1,500,000      1,499,063
 Fannie Mae                                       5.000  12/30/2019      2,000,000      1,996,875
 Fannie Mae                                       5.700  02/18/2020      1,500,000      1,500,469
 Fannie Mae                                       5.610  02/24/2020      1,000,000      1,000,313
 Fannie Mae                                       5.750  07/30/2023      1,000,000      1,001,875
 Federal Farm Credit Bank                         5.220  05/09/2013      1,000,000      1,001,563
 Federal Farm Credit Bank                         5.240  09/05/2013      2,000,000      2,004,375
 Federal Home Loan Bank System                    5.540  03/30/2016      1,000,000      1,004,063
 Federal Home Loan Bank System                    5.450  04/16/2018      2,000,000      2,000,625
 Federal Home Loan Bank System                    5.400  05/21/2018      1,000,000        998,438
 Federal Home Loan Bank System                    5.750  10/15/2019      1,000,000      1,000,313
 Freddie Mac                                      5.250  04/25/2012      2,000,000      2,000,000
 Freddie Mac                                      5.700  03/11/2019      2,000,000      2,000,424
 Freddie Mac                                      5.000  02/25/2019      1,300,000      1,300,174
 Freddie Mac                                      5.270  09/06/2017      1,915,000      1,947,287
                                                                                      -----------
TOTAL FIXED-INCOME SECURITIES - 36.1%
 (Cost $125,341,992)                                                                  129,527,394

REPURCHASE AGREEMENT - 0.7%
 Fifth Third Bank, 2.55%, 7/1/05,
 dated 6/30/05, with maturity value of
 $2,437,759 (Collateralized by $2,484,031
 various Freddie Mac obligations, 4.0%-7.0%,
  2/1/15-9/1/30, market value $2,511,531)                                2,437,586      2,437,586
                                                                                      -----------
TOTAL INVESTMENTS IN SECURITIES - 99.3%
 (Cost $312,760,912)                                                                  356,433,519

OTHER ASSETS LESS LIABILITIES - 0.7%                                                    2,668,904
                                                                                      -----------
TOTAL NET ASSETS - 100.0%                                                           $ 359,102,423
                                                                                    =============



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2005, the aggregate market value of these securities amounted to $1,115,174 or .31% of net assets.

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                                                       Principal
Fixed Income Securities                        Coupon     Maturity     Amount         Value
---------------------------------              ---------  ----------   ------------   ------------
AEROSPACE / DEFENSE - 0.6%
 Goodrich Corp.                                    6.800  02/01/2018  $     750,000  $     855,953
 Northrop Grumman                                  9.375  04/15/2021      1,000,000      1,390,949

AGRICULTURE - 0.6%
 Archer-Daniels-Midland Co.                        7.125  03/01/2013      1,000,000      1,168,026
 Archer-Daniels-Midland Co.                        8.375  04/15/2017      1,000,000      1,302,744

AUTO MANUFACTURERS - 1.4%
 Auburn Hills Trust                               12.375  05/01/2020        400,000        605,609
 DaimlerChrysler                                   6.500  11/15/2013      2,500,000      2,705,520
 Ford Motor Co.                                    6.500  08/01/2018        500,000        416,772
 General Motors Corp.                              8.250  07/15/2023      1,500,000      1,241,250
 General Motors Corp.                              8.100  06/15/2024      1,000,000        815,000

AUTO PARTS & EQUIPMENT - 0.5%
 Meritor Automotive, Inc.                          6.800  02/15/2009      2,000,000      1,980,000

BANKS - 5.8%
 Bank of America Corp.                             7.800  09/15/2016      1,000,000      1,250,230
 Bank of New York Co., Inc.                        4.600  06/15/2018      1,000,000        915,902
 Bankers Trust Corp.                               7.500  11/15/2015      2,500,000      2,971,258
 Chase Capital I                                   7.670  12/01/2026      1,000,000      1,076,658
 Comerica Bank                                     7.125  12/01/2013      1,500,000      1,625,031
 Comerica Bank                                     8.375  07/15/2024        800,000      1,002,555
 Dresdner Bank AG                                  7.250  09/15/2015      2,500,000      2,983,858
 Fifth Third Bank                                  5.200  03/01/2019      2,500,000      2,499,793
 First Union Instit. Capital II                    7.850  01/01/2027      2,000,000      2,165,542
 HSBC America Capital Trust II*                    8.380  05/15/2027      1,000,000      1,099,597
 Mellon Capital II                                 7.995  01/15/2027      1,000,000      1,082,205
 NCNB Corp.                                       10.200  07/15/2015      1,000,000      1,404,710
 Republic New York Corp.                           9.125  05/15/2021      1,000,000      1,394,663
 Santander Financial Issuances                     6.375  02/15/2011        750,000        823,681
 Swiss Bank Corp.                                  7.375  07/15/2015      1,000,000      1,220,643

BEVERAGES - 0.7%
 Anheuser-Busch Cos., Inc.                         7.125  07/01/2017      2,500,000      2,697,007






See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
-------------------------------------------------


                                                                       Principal
Fixed Income Securities                        Coupon     Maturity     Amount         Value
---------------------------------------        ---------  ----------  -------------  -------------
COMMERCIAL SERVICES - 3.5%
 Cendant Corp.                                     7.375  01/15/2013  $   1,000,000  $   1,144,959
 Coinmach Corp.                                    9.000  02/01/2010      1,442,000      1,478,050
 Deluxe Corp.                                      5.125  10/01/2014      2,000,000      1,939,044
 Hertz Corp.                                       6.625  05/15/2008        950,000        946,064
 Quebecor World Capital Corp.                      6.125  11/15/2013      2,000,000      1,909,400
 Rent-A-Center, Inc.                               7.500  05/01/2010      2,040,000      2,040,000
 United Rentals North America                      7.750  11/15/2013      2,250,000      2,210,625
 Valassis Communications, Inc.                     6.625  01/15/2009      2,550,000      2,724,621

COMPUTERS - 1.7%
 Computer Sciences Corp.                           5.000  02/15/2013      1,950,000      1,957,459
 Electronic Data Systems Corp.                     6.500  08/01/2013      2,500,000      2,555,818
 Unisys Corp.                                      6.875  03/15/2010      2,500,000      2,456,250

DIVERSIFIED FINANCIAL SERVICES - 7.3%
 Capital One Bank                                  6.500  06/13/2013      2,500,000      2,750,585
 Citicorp                                          7.250  10/15/2011      2,000,000      2,312,124
 E*Trade Financial Corp.*                          8.000  06/15/2011      2,500,000      2,581,250
 Ford Motor Credit Co.                             7.875  06/15/2010      1,000,000        988,202
 Gabelli Asset Management                          5.500  05/15/2013      1,000,000      1,002,228
 General Electric Capital Corp.                    5.000  03/30/2019      3,000,000      2,899,530
 Goldman Sachs Group LP *                          8.000  03/01/2013      1,000,000      1,199,717
 HSBC Finance Corp.                                6.375  08/01/2010      1,000,000      1,086,343
 Jefferies Group, Inc.                             7.750  03/15/2012      2,555,000      2,930,559
 JPM Capital Trust II                              7.950  02/01/2027      1,000,000      1,086,388
 JP Morgan Chase & Co.                             6.625  03/15/2012        500,000        556,632
 Lehman Brothers Holdings, Inc.                    8.500  08/01/2015      2,000,000      2,541,686
 MBNA Corp.                                        5.000  06/15/2015      2,000,000      2,031,270
 Morgan Stanley Group, Inc.                        7.000  10/01/2013      1,000,000      1,137,881
 Morgan Stanley                                    6.750  10/15/2013      1,250,000      1,419,903
 Transamerica Capital II*                          7.650  12/01/2026      2,500,000      3,003,895

ELECTRIC - 3.8%
 Commonwealth Edison Co.                           6.950  07/15/2018      2,000,000      2,350,212
 Entergy Louisiana, Inc.                           5.090  11/01/2014      1,450,000      1,448,794
 Hydro Quebec                                      8.400  01/15/2022        300,000        431,420
 Indianapolis Power & Light                        7.050  02/01/2024      1,000,000      1,025,584
 Jersey Central Power & Light                      6.750  11/01/2025      1,500,000      1,536,321
 Ohio Power Co.                                    6.375  07/15/2033      2,000,000      2,131,646




See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                                                       Principal
Fixed Income Securities                        Coupon     Maturity     Amount         Value
-----------------------------------------      ---------  ----------   ------------  -------------
ELECTRIC - 3.8% (Continued)
 Oklahoma Gas & Electric                           7.300  10/15/2025  $   2,350,000  $   2,442,632
 Potomac Electric Power                            7.375  09/15/2025        500,000        519,748
 PSEG Power LLC                                    5.500  12/01/2015      1,500,000      1,560,924
 Reliant Energy HL&P                               9.150  03/15/2021      1,300,000      1,851,521

ELECTRONICS - 1.8%
 Flextronics                                       6.500  05/15/2013      2,750,000      2,846,250
 Koninklijke Philips Electronic                    7.250  08/15/2013      2,000,000      2,312,116
 Thomas & Betts Corp.                              7.250  06/01/2013      2,000,000      2,193,024

ENVIRONMENTAL CONTROL - 0.5%
 Allied Waste North America                        7.375  04/15/2014      2,000,000      1,849,999

FOOD - 0.2%
 ConAgra Foods, Inc.                               9.750  03/01/2021        500,000        729,109

FOREST PRODUCTS & PAPER - 1.9%
 Appleton Papers, Inc.                             8.125  06/15/2011      1,000,000        974,999
 Bowater, Inc.                                     9.500  10/15/2012        700,000        777,000
 Neenah Paper, Inc.*                               7.375  11/15/2014      2,500,000      2,425,000
 Tembec Industries, Inc.                           8.500  02/01/2011      2,000,000      1,545,000
 Weyerhaeuser Co.                                  6.950  08/01/2017      1,955,000      2,162,130

HEALTHCARE-SERVICES - 1.2%
 HCA, Inc.                                         7.190  11/15/2015      2,000,000      2,158,356
 Radiologix, Inc.                                 10.500  12/15/2008      2,500,000      2,625,000

HOLDING COMPANIES-DIVERSIFIED - 0.6%
 Leucadia National Corp.                           7.000  08/15/2013      2,500,000      2,500,000

HOME BUILDERS - 1.5%
 Beazer Homes USA, Inc.                            8.375  04/15/2012      1,500,000      1,608,750
 K Hovnanian Enterprises, Inc.                     8.875  04/01/2012      2,000,000      2,165,000
 Standard-Pacific Corp.                            9.250  04/15/2012      2,000,000      2,200,000

HOME FURNINSHINGS - 0.6%
 Whirlpool Corp.                                   7.750  07/15/2016      2,000,000      2,342,176

INSURANCE - 5.2%
 Allstate Corp./The                                7.500  06/15/2013      1,000,000      1,193,362
 Cigna Corp.                                       7.650  03/01/2023      1,500,000      1,832,865



See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                                                       Principal
Fixed Income Securities                        Coupon     Maturity     Amount         Value
----------------------------------------       ---------  ----------   ------------  -------------
INSURANCE - 5.2% (Continued)
 Cigna Corp.                                       7.875  05/15/2027  $   1,000,000  $   1,289,373
 Continental Corp.                                 8.375  08/15/2012        600,000        696,036
 Fairfax Financial Holdings Ltd                    7.750  04/26/2012      1,000,000        950,000
 Fidelity National Financial                       7.300  08/15/2011      2,500,000      2,656,423
 Hartford Financial Services                       7.300  11/01/2015      1,500,000      1,735,896
 Lincoln National Corp.                            7.000  03/15/2018        891,000      1,037,817
 Lion Connecticut Holdings, Inc                    6.750  09/15/2013      1,000,000      1,111,793
 Loews Corp.                                       8.875  04/15/2011      1,000,000      1,197,624
 MBIA, Inc.                                        9.375  02/15/2011      1,233,000      1,542,610
 Ohio National Fin. Services*                      7.000  07/15/2011      2,000,000      2,230,348
 Provident Cos, Inc.                               7.000  07/15/2018      2,500,000      2,522,470
 Travelers Property Casualty                       7.750  04/15/2026      1,000,000      1,252,185

LEISURE TIME - 1.3%
 Royal Carribean Cruises Ltd.                      8.750  02/02/2011      2,500,000      2,881,250
 Sabre Holdings Corp.                              7.350  08/01/2011      2,000,000      2,221,886

LODGING - 3.6%
 Hilton Hotels Corp.                               7.500  12/15/2017      2,100,000      2,464,340
 ITT Corp.                                         7.375  11/15/2015      2,000,000      2,225,000
 Mandalay Resort Group                             7.625  07/15/2013        450,000        474,750
 Mirage Resorts, Inc.                              7.250  08/01/2017      3,000,000      3,090,000
 MTR Gaming Group, Inc.                            9.750  04/01/2010      1,750,000      1,898,750
 Station Casinos, Inc.                             6.875  03/01/2016      2,000,000      2,055,000
 Wynn Las Vegas *                                  6.625  12/01/2014      2,500,000      2,431,250

MACHINERY-DIVERSIFIED - 0.4%
 Clark Equipment Co.                               8.000  05/01/2023        500,000        662,016
 Deere & Co.                                       8.950  06/15/2019      1,000,000      1,161,199

MEDIA - 5.3%
 ABC, Inc.                                         8.750  08/15/2021      1,242,000      1,712,406
 CBS Corp.                                         8.625  08/01/2012        750,000        878,405
 COX Communications, Inc.                          6.850  01/15/2018      1,250,000      1,368,024
 COX Enterprises, Inc.*                            7.375  07/15/2027      1,000,000      1,119,373
 CSC Holdings, Inc.                                7.625  04/01/2011      2,000,000      1,975,000
 Echostar DBS Corp.*                               6.625  10/01/2014      3,000,000      2,962,500
 News America Holdings                             8.000  10/17/2016      1,000,000      1,228,865
 News America Holdings                             8.250  08/10/2018      1,000,000      1,229,700
 Rogers Cable, Inc.                                6.250  06/15/2013      2,000,000      1,995,000



See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                                                       Principal
Fixed Income Securities                        Coupon     Maturity     Amount         Value
---------------------------------------        ---------  ----------  -------------   ------------
MEDIA - 5.3% (Continued)
 TCI Group                                         9.800  02/01/2012  $   2,000,000  $   2,547,396
 Time Warner Cos., Inc.                            9.125  01/15/2013      1,000,000      1,263,653
 Time Warner Cos., Inc.                            7.250  10/15/2017      1,000,000      1,187,798
 Turner Broadcasting System                        8.375  07/01/2013        750,000        919,754
 Walt Disney Co.                                   6.300  01/25/2022      1,000,000      1,003,285

MINING - 2.1%
 Century Aluminum                                  7.500  08/15/2014      2,000,000      1,975,000
 CRA Finance Ltd.                                  7.125  12/01/2013        500,000        581,081
 Freeport-McMoRan                                  6.875  02/01/2014      2,000,000      1,950,000
 Placer Dome, Inc.                                 7.750  06/15/2015      1,500,000      1,781,867
 USEC,  Inc.                                       6.625  01/20/2006      2,200,000      2,178,000

MORTGAGE BACKED - 6.2%
 Ginnie Mae                                        5.500  06/20/2033      1,992,289      2,032,470
 Ginnie Mae                                        5.500  07/20/2033      1,170,669      1,194,279
 Ginnie Mae                                        5.500  05/20/2034      2,562,924      2,614,270
 Ginnie Mae                                        5.500  06/20/2034      2,678,341      2,731,999
 Ginnie Mae                                        5.500  07/15/2034        852,774        871,726
 Ginnie Mae                                        5.500  07/20/2034      1,768,167      1,803,591
 Ginnie Mae                                        5.500  08/20/2034      2,641,014      2,693,924
 Ginnie Mae                                        5.500  09/15/2034      2,654,523      2,713,517
 Ginnie Mae                                        5.500  09/20/2034      2,695,863      2,749,872
 Ginnie Mae                                        5.500  10/20/2034      2,771,634      2,827,161
 Ginnie Mae                                        5.500  11/20/2034      2,828,151      2,884,810

OIL & GAS - 4.2%
 Burlington Resources, Inc.                        9.125  10/01/2021        700,000        969,133
 ConocoPhillips                                    7.125  03/15/2028      1,000,000      1,085,753
 Husky Oil Co.                                     7.550  11/15/2016      2,000,000      2,390,766
 Kerr-McGee Corp.                                  7.000  11/01/2011      2,200,000      2,194,500
 Louisiana Land & Exploration                      7.625  04/15/2013      1,000,000      1,160,926
 Louisiana Land & Exploration                      7.650  12/01/2023        750,000        942,170
 Noble Drilling Corp.                              7.500  03/15/2019      2,000,000      2,491,218
 Ocean Energy, Inc.                                7.500  09/15/2027      2,000,000      2,392,870
 Parker Drilling Co.                              10.125  11/15/2009        150,000        157,500
 Pride International, Inc.                         7.375  07/15/2014      2,070,000      2,271,825
 USX Corp.                                         9.375  02/15/2012        750,000        950,291

PHARMACEUTICALS - 0.6%
 Biovail Corp.                                     7.875  04/01/2010      2,500,000      2,556,250


See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                                                       Principal
Fixed Income Securities                        Coupon     Maturity     Amount         Value
----------------------------------------       ---------  ----------   ------------   ------------
RETAIL - 2.9%
 Autozone, Inc.                                    5.500  11/15/2015  $   2,500,000  $   2,480,357
 Darden Restaurants, Inc.                          7.125  02/01/2016      2,000,000      2,354,560
 May Department Stores Co./The                     8.300  07/15/2026      2,000,000      2,135,992
 McDonald's Corp.                                  7.310  09/15/2027      2,500,000      2,645,750
 Saks, Inc.                                        7.000  12/01/2013      2,000,000      2,000,000

TELECOMMUNICATIONS - 3.9%
 Bell Canada                                       9.500  10/15/2010      2,250,000      2,752,763
 CenturyTel, Inc.                                  5.000  02/15/2015      2,000,000      1,934,126
 Deutsche Telekom International                    8.500  06/15/2010      1,000,000      1,158,935
 GCI, Inc.                                         7.250  02/15/2014      2,500,000      2,400,000
 GTE Corp.                                         6.840  04/15/2018      1,000,000      1,139,110
 GTE Corp.                                         8.750  11/01/2021      1,500,000      1,972,298
 Pacific Bell                                      6.875  08/15/2023      1,000,000      1,015,661
 Rogers Wireless, Inc.                             9.750  06/01/2016      1,000,000      1,207,500
 Rogers Wireless Comm., Inc.                       6.375  03/01/2014      1,500,000      1,526,250
 Southwestern Bell Telephone                       6.625  09/01/2024      1,000,000      1,021,132

TRANSPORTATION - 2.7%
 Burlington Northern, Inc.                         8.750  02/25/2022      1,500,000      2,077,569
 FedEx Corp.                                       7.630  01/01/2015      1,000,000      1,105,890
 FedEx Corp.                                       8.760  05/22/2015        750,000        887,018
 Gulfmark Offshore, Inc.*                          7.750  07/15/2014      1,875,000      1,931,250
 Ship Finance International Ltd                    8.500  12/15/2013      2,475,000      2,354,344
 Stagecoach Transport Holdings                     8.625  11/15/2009        500,000        562,464
 Teekay Shipping Corp.                             8.875  07/15/2011      2,250,000      2,567,813

U.S. GOVERNMENT - 0.3%
 U.S. Treasury                                     4.000  11/15/2012      1,000,000      1,011,211

U.S. GOVERNMENT AGENCIES - 22.5%
 Fannie Mae                                        5.400  03/28/2013      2,500,000      2,500,781
 Fannie Mae                                        5.250  01/21/2014      2,000,000      2,000,625
 Fannie Mae                                        5.500  01/12/2015        250,000        250,078
 Fannie Mae                                        5.400  02/25/2015      2,000,000      2,000,625
 Fannie Mae                                        5.330  02/25/2015      2,000,000      2,000,625
 Fannie Mae                                        6.000  04/22/2015      2,000,000      2,002,500
 Fannie Mae                                        5.600  06/02/2015      1,000,000      1,000,625
 Fannie Mae                                        5.550  06/08/2015      2,000,000      2,003,750
 Fannie Mae                                        5.500  06/09/2015      1,000,000      1,000,938



See Notes To Financial Statements












ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                                                       Principal
Fixed Income Securities                        Coupon     Maturity     Amount         Value
---------------------------------------        ---------  ----------   ------------   ------------
U.S. GOVERNMENT AGENCIES - 22.5% (Continued)
 Fannie Mae                                        5.550  06/29/2015  $   2,300,000  $   2,305,750
 Fannie Mae                                        5.250  12/30/2015      2,000,000      2,005,625
 Fannie Mae                                        5.400  02/23/2017      2,500,000      2,500,781
 Fannie Mae                                        5.250  02/24/2017      2,000,000      2,000,625
 Fannie Mae                                        5.500  02/28/2017      2,000,000      2,016,250
 Fannie Mae                                        5.400  05/14/2018      3,000,000      2,985,000
 Fannie Mae                                        5.250  05/29/2018      1,000,000        990,313
 Fannie Mae                                        5.375  07/16/2018      1,000,000        997,813
 Fannie Mae                                        5.500  07/30/2018      1,500,000      1,497,656
 Fannie Mae                                        5.660  08/06/2018      1,000,000      1,001,875
 Fannie Mae                                        5.000  12/16/2019      2,000,000      1,998,750
 Fannie Mae                                        5.750  07/07/2020      2,000,000      2,000,000
 Fannie Mae                                        5.750  07/30/2023      2,000,000      2,003,750
 Fannie Mae                                        6.000  10/16/2023      1,000,000      1,000,625
 Fannie Mae                                        6.000  02/26/2024      2,000,000      2,001,250
 Fannie Mae                                        6.000  09/20/2024      3,000,000      3,014,063
 Federal Farm Credit Bank                          5.390  04/11/2012      2,500,000      2,500,781
 Federal Farm Credit Bank                          5.220  05/09/2013      1,000,000      1,001,563
 Federal Farm Credit Bank                          5.240  09/05/2013      2,000,000      2,004,375
 Federal Farm Credit Bank                          5.480  05/04/2015      2,000,000      2,003,125
 Federal Farm Credit Bank                          5.350  06/01/2015      2,000,000      2,002,500
 Federal Farm Credit Bank                          5.450  06/22/2015      2,000,000      1,993,750
 Federal Home Loan Bank System                     5.250  11/21/2012        750,000        750,234
 Federal Home Loan Bank System                     5.500  05/18/2015      2,000,000      2,017,500
 Federal Home Loan Bank System                     5.540  03/30/2016      2,375,000      2,384,648
 Federal Home Loan Bank System                     5.730  02/20/2018      2,000,000      2,000,625
 Federal Home Loan Bank System                     5.450  04/16/2018      2,000,000      2,000,625
 Federal Home Loan Bank System                     5.600  04/30/2018      2,000,000      2,000,625
 Federal Home Loan Bank System                     5.400  05/21/2018      2,000,000      1,996,875
 Federal Home Loan Bank System                     5.080  07/16/2018      1,000,000        989,063
 Federal Home Loan Bank System                     5.650  03/11/2019      3,000,000      3,000,938
 Federal Home Loan Bank System                     5.800  11/18/2019      2,000,000      2,006,875
 Federal Home Loan Bank System                     5.625  02/18/2020      3,000,000      3,003,750
 Freddie Mac                                       5.625  04/21/2015      2,000,000      2,008,012
 Freddie Mac                                       5.500  12/29/2016      2,000,000      2,013,956
 Freddie Mac                                       5.000  01/31/2017      2,500,000      2,487,825
 Freddie Mac                                       5.000  02/25/2019      2,000,000      2,000,268
 Freddie Mac                                       5.500  03/18/2019      2,500,000      2,500,475
 Freddie Mac                                       6.500  06/14/2024      2,000,000      2,047,372





See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
-----------------------------------------------


Fixed Income Securities, Preferred Stock                               Shares/
and Repurchase Agreement                       Coupon     Maturity     Principal      Value
----------------------------------------       ---------  ----------   ------------   ------------
WATER  - 0.5%
 United Utilities PLC                              5.375  02/01/2019  $   2,000,000  $   2,025,128
                                                                                      ------------
TOTAL FIXED INCOME SECURITIES - 95.9%
 (Cost $374,815,883)                                                                   389,714,075

TOTAL PREFERRED STOCK - 2.9%
 ABN AMRO Capital Fund VII                         6.080  02/18/2034         80,000      1,987,999
 Fleet Capital Trust IX                            6.000  08/01/2033         29,700        758,835
 Georgia Power Co.                                 6.000  10/15/2033         60,100      1,542,767
 HSBC Finance Corp.                                6.000  11/30/2033         80,000      2,000,800
 Morgan Stanley Capital Trust V                    5.750  07/15/2033         80,000      1,900,000
 National Rural Util Coop Fin.                     6.100  02/01/2044         80,000      2,008,000
 PLC Capital Trust V                               6.125  01/27/2034         40,000      1,002,000
 Wells Fargo Capital IX                            5.625  04/08/2034         30,000        735,600
 (Cost $12,028,896)

REPURCHASE AGREEMENT - 1.2%
 Fifth Third Bank, 2.55%, 7/1/05,
 dated 6/30/05, with maturity value of
 $4,872,249 (Collateralized by $5,112,343
 Freddie Mac obligation, 4.0%,
  7/1/18, market value $5,018,339)                                        4,871,904      4,871,904
                                                                                       -----------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
 (Cost $391,716,685)                                                                   406,521,980

OTHER ASSETS LESS LIABILITIES - 0.0%                                                       (20,397)
                                                                                       -----------
TOTAL NET ASSETS - 100.0%                                                            $ 406,501,583
                                                                                       ===========








* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2005, the aggregate market value of these securities amounted to $20,984,180 or 5.16% of net assets.

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
-------------------------------       --------  -------------  --------------------------------      --------  -------------
ADVERTISING - 0.9%                                             COMPUTERS - 4.7%
 Omnicom Group, Inc.                     4,800  $     383,328   Affiliated Computer Services*           6,000  $     306,600
                                                                Dell, Inc.*                            21,800        860,228
AEROSPACE / DEFENSE - 1.0%                                      EMC Corporation *                       7,000         95,970
 General Dynamics Corp.                  1,800        197,118   Lexmark International, Inc.*            4,400        285,164
 United Technologies Corp.               5,200        266,916   Network Appliance, Inc.*               13,500        381,645
                                                                SanDisk Corp.*                          7,000        166,110
APPAREL - 2.1%
 Coach, Inc.*                           14,400        483,552  COSMETICS/PERSONAL CARE - 2.1%
 Nike, Inc.                              5,100        441,201   Avon Products, Inc.                     8,000        302,480
                                                                Procter & Gamble Co.                   12,000        632,640
BANKS - 2.7%
 Bank of America Corp.                   4,300        196,123  DIVERSIFIED FINANCIAL SERVICES - 5.2%
 Fifth Third Bancorp                     8,000        329,360   American Express Co.                    5,600        298,032
 Synovus Financial Corp.                14,500        414,555   Bear Stearns Cos., Inc./The             1,900        197,315
 Wells Fargo & Co.                       3,800        233,852   Capital One Financial Corp.             5,500        440,055
                                                                Citigroup, Inc.                         9,366        432,990
BEVERAGES - 2.0%                                                Franklin Resources, Inc.                3,450        265,305
 Anheuser-Busch Cos., Inc.               9,350        427,950   MBNA Corp.                              8,000        217,211
 Coca-Cola Co./The                       5,150        214,961   SLM Corp.                               8,000        406,240
 PepsiCo, Inc.                           4,800        258,672
                                                               ENTERTAINMENT - 0.9%
BIOTECHNOLOGY - 2.5%                                            International Game Technology          14,300        402,116
 Amgen, Inc.*                           10,400        628,784
 Biogen Idec, Inc.*                      3,200        110,240  FOOD - 2.4%
 Chiron Corp.*                           2,500         87,225   General Mills, Inc.                     8,500        398,395
 Genentech, Inc.*                        3,500        281,470   Sysco Corp.                            10,900        394,471
                                                                WM Wrigley Jr. Co.                      4,100        282,080
CHEMICALS - 0.9%
 Ecolab, Inc.                           12,000        388,320  HEALTHCARE-PRODUCTS - 6.7%
                                                                Becton Dickinson & Co.                  7,000        366,870
COMMERCIAL SERVICES - 5.3%                                      Biomet, Inc.                            8,300        287,429
 Apollo Group, Inc.*                     5,100        398,922   Boston Scientific Corp.*               11,400        307,914
 Cendant Corp.                          19,500        436,215   Johnson & Johnson                      11,000        715,220
 H & R Block, Inc.                       7,800        455,754   Medtronic, Inc.                         8,300        429,525
 McKesson Corp.                         10,600        474,562   St. Jude Medical, Inc.*                10,300        449,080
 Moody's Corp.                           4,000        179,880   Stryker Corp.                           8,100        384,993
 Paychex, Inc.                          12,100        393,492
                                                               HEALTHCARE-SERVICES - 3.8%
                                                                Quest Diagnostics                       7,700        410,179
                                                                UnitedHealth Group, Inc.               18,200        948,948
                                                                WellPoint, Inc. *                       4,800        334,464





See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------



Common Stock                          Shares    Value          Common Stock                          Shares    Value
--------------------------------      --------  -------------  -------------------------------       --------  -------------
INSURANCE - 5.2%                                               PHARMACEUTICALS - 4.7%
 AMBAC Financial Group, Inc.             5,200  $     362,960   Abbott Laboratories                     3,800  $     186,200
 American International Group            7,087        411,967   Cardinal Health, Inc.                   7,000        402,640
 Berkshire Hathaway, Inc.*                   4        334,000   Express Scripts, Inc.*                  8,400        419,832
 Cincinnati Financial Corp.              9,450        373,842   Forest Laboratories, Inc.*              6,300        244,881
 Progressive Corp./The                   4,500        445,095   Gilead Sciences, Inc.*                  8,100        356,319
 Torchmark Corp.                         7,500        391,650   Pfizer, Inc.                           16,775        462,655

INTERNET - 4.5%                                                RETAIL - 10.7%
 Amazon.Com, Inc.*                       7,000        231,630   Autozone, Inc.*                         3,700        341,991
 eBay, Inc.*                            26,300        868,163   Bed Bath & Beyond, Inc.*               10,500        438,690
 Yahoo!, Inc.*                          14,200        492,030   Best Buy Co., Inc.                      6,600        452,430
 Symantec Corp.*                        19,000        413,060   Darden Restaurants, Inc.               12,300        404,916
                                                                Home Depot, Inc.                        9,800        381,220
LEISURE TIME - 0.9%                                             Kohl's Corp.*                           5,100        284,733
 Harley-Davidson, Inc.                   7,800        386,568   Lowe's Cos., Inc.                       7,300        425,079
                                                                Staples, Inc.                          18,850        401,317
LODGING - 0.9%                                                  Starbucks Corp.*                        7,300        377,118
 Harrah's Entertainment, Inc.            5,550        399,711   Target Corp.                            7,100        386,737
                                                                Walgreen Co.                            7,100        326,600
MEDIA - 2.5%                                                    Wal-Mart Stores, Inc.                  10,900        525,380
 Clear Channel Communications           13,200        408,012
 Comcast Corp.*                          5,500        164,725  SAVINGS & LOAN - 0.9%
 Comcast Corp.*                          2,500         76,675   Golden West Financial Corp.             6,250        402,625
 Univision Communications, Inc*         15,100        415,854
                                                               SEMICONDUCTORS - 5.1%
MISCELLANEOUS MANUFACTURING - 3.4%                              Analog Devices, Inc.                   10,400        387,816
 3M Co.                                  4,600        332,534   Broadcom Corp.*                         3,200        113,696
 Danaher Corp.                           8,100        423,468   Intel Corp.                            17,500        455,350
 General Electric Co.                   21,200        733,520   Kla-Tencor Corp.                        7,500        327,600
                                                                Linear Technology Corp.                 9,800        359,562
OIL & GAS - 3.4%                                                Maxim Integrated Prod., Inc.            9,300        355,446
 Apache Corp.                            3,000        193,890   QLogic Corp.*                           8,500        262,395
 Chevron Corp.                           5,700        318,459
 ConocoPhillips                          4,800        275,904
 EOG Resources, Inc.                     5,800        329,904
 Exxon Mobil Corp.                       6,494        373,210









See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                                               Common Stock and                      Shares/
Common Stock                          Shares    Value          Repurchase Agreement                  Principal Value
-------------------------------       --------  -------------  ---------------------------------     --------- -------------
SOFTWARE - 7.5%                                                TRANSPORTATION - 0.6%
 Adobe Systems, Inc.                    14,100  $     403,401   United Parcel Service, Inc.             4,100  $     283,515
 Autodesk, Inc.*                         1,700         58,378
 Citrix Systems, Inc.*                  14,500        314,070  U.S. GOVERNMENT AGENCIES - 0.8%
 Electronic Arts, Inc.*                  8,200        464,202   Fannie Mae                              6,000        350,400
 First Data Corp.                       11,600        465,624                                                     ----------
 Fiserv, Inc.*                           9,100        390,299  TOTAL COMMON STOCK - 99.6%
 Mercury Interactive Corp.*              4,600        176,456   (Cost $42,547,581)                                44,056,909
 Microsoft Corp.                        33,700        837,108
 Pixar *                                 2,000        100,100  REPURCHASE AGREEMENT - 0.2%
 Wipro Ltd.                              6,000        125,100   Fifth Third Bank, 2.55%, 7/1/05,
                                                                dated 6/30/05, with maturity value of
TELECOMMUNICATIONS - 4.5%                                       $94,933 (Collateralized by $99,684
 Cisco Systems, Inc.*                   43,400        828,072   Freddie Mac obligation, 4.0%,
 Juniper Networks, Inc.*                 3,500         88,130    7/1/18, market value $97,852)      $  94,926         94,926
 Nextel Communications, Inc.*            6,400        206,784                                                     ----------
 Qualcomm, Inc.                         13,800        455,538  TOTAL INVESTMENTS IN SECURITIES - 99.8%
 Scientific-Atlanta, Inc.               12,700        422,783   (Cost $42,642,506)                                44,151,835

TEXTILES - 0.8%                                                OTHER ASSETS LESS LIABILITIES - 0.2%                   92,912
 Cintas Corp.                            9,450        364,770                                                     ----------
                                                               TOTAL NET ASSETS - 100.0%                       $  44,244,747
                                                                                                                  ==========























* Securities are non-income producing
See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2005
------------------------------------------------


                                          EQUITY         BALANCED       RETIREMENT     CORNERSTONE
                                          GROWTH FUND    FUND           INCOME FUND    STOCK FUND
                                          -------------  -------------  -------------  -------------
ASSETS
 Investments in securities at value       $ 175,676,516  $ 356,433,519  $ 406,521,980  $  44,151,835
  (Cost $134,299,568; $312,760,912;
  $391,716,685; $42,642,506, respectively)
 Cash                                            25,582      2,636,175         43,811          1,569
 Receivables
  Dividends and interest                         73,165      2,247,148      6,402,548         30,354
  Securities Sold                               362,792        172,692              0        211,085
 Prepaid expenses                                 8,300         10,881         11,366          6,353
                                            -----------    -----------    -----------     ----------
 Total assets                               176,146,355    361,500,415    412,979,705     44,401,196


LIABILITIES
 Payable to affiliated entities
  Investment advisory fees                      100,728        186,499        149,586         14,930
  Distribution fees                                  32             29              0              5
 Accounts payable and accrued expenses           11,872         23,005         24,737          3,217
 Securities purchased                           458,531      2,171,274      6,269,339        102,141
 Capital shares payable                          26,875          8,628              0         36,156
 Distributions payable                                0          8,557         34,460              0
                                            -----------    -----------     ----------     ----------
 Total liabilities                              598,038      2,397,992      6,478,122        156,449
                                            -----------    -----------    -----------     ----------
 Net assets                               $ 175,548,317  $ 359,102,423  $ 406,501,583  $  44,244,747
                                          =============  =============  =============  =============

NET ASSETS
 Paid-in capital                          $ 129,039,273  $ 310,827,425  $ 398,788,609  $  72,281,346
 Accumulated undistributed net investment
  income (loss)                                (326,984)             0              0         76,083
 Accumulated undistributed net realized
  gain (loss) on investments                  5,459,080      4,602,391     (7,092,321)   (29,622,011)
 Net unrealized appreciation
  in value of investments                    41,376,948     43,672,607     14,805,295      1,509,329
                                            -----------    -----------    -----------     ----------
 Net assets                               $ 175,548,317  $ 359,102,423  $ 406,501,583  $  44,244,747
                                            ===========    ===========    ===========     ==========

SHARES OUTSTANDING                            7,165,224     20,080,717     40,128,530      5,596,034
                                            ===========    ===========    ===========     ==========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE               $       24.50  $       17.88  $       10.13  $        7.91
                                            ===========    ===========    ===========     ==========





See Notes To Financial Statements



ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------


                                             EQUITY         BALANCED       RETIREMENT     CORNERSTONE
                                             GROWTH FUND    FUND           INCOME FUND    STOCK FUND
                                             -------------  -------------  -------------  -------------
INVESTMENT INCOME
 Interest                                    $      12,804  $   3,580,627  $  12,240,632  $       5,069
 Dividends                                         506,092      1,693,351              0        240,755
                                             -------------  -------------  -------------   ------------
 Total investment income                           518,896      5,273,978     12,240,632        245,824

EXPENSES
 Paid to affiliates:
  Investment advisory fees                         589,589      1,098,450        894,579         91,900
  Distribution fees                                210,568        431,674        497,126         57,437
 Paid to others:
  Custodial fees                                     7,398         12,778         11,192          5,725
  Directors fees and expenses                        5,675         11,516         13,175          1,542
  Professional fees                                  4,608          9,388         10,764          1,247
  Shareholder reporting costs                       15,772         28,224         34,185          7,977
  Registration and filing fees                       5,609         10,283          6,196          1,977
  Other operating expenses                           6,661         13,556         15,973          1,936
                                             -------------    -----------     ----------     ----------
 Total expenses                                    845,880      1,615,869      1,483,190        169,741

NET INVESTMENT INCOME (LOSS)                      (326,984)     3,658,109     10,757,442         76,083

REALIZED GAIN (LOSS) ON INVESTMENTS
 Proceeds from securities sold                  22,357,262     54,398,351     92,550,479     23,049,018
 Cost of securities sold                       (16,898,182)   (49,781,788)   (89,567,011)   (23,414,829)
                                             -------------    ------------    ----------     ----------
 Net realized gain (loss) on investments         5,459,080      4,616,563      2,983,468       (365,811)

UNREALIZED LOSS ON INVESTMENTS
 Appreciation, Beginning of year                47,217,056     49,566,008     18,961,066      2,943,602
 Appreciation, End of period                    41,376,948     43,672,607     14,805,295      1,509,329
                                             -------------    -----------     ----------     -----------
 Net change in unrealized loss
  on investments                                (5,840,108)    (5,893,401)    (4,155,771)    (1,434,273)
                                             -------------    -----------     ----------     -----------
NET LOSS ON INVESTMENTS                           (381,028)    (1,276,838)    (1,172,303)    (1,800,084)
                                             -------------    -----------     ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $    (708,012) $   2,381,271  $   9,585,139  $  (1,724,001)
                                             =============    ===========     ==========     ===========





See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------



                                                                 EQUITY GROWTH FUND            BALANCED FUND
                                                                 ------------------            -------------
                                                                 (Unaudited)                   (Unaudited)
                                                                 Six months     Year           Six months      Year
                                                                 ended          ended          ended           ended
                                                                 June 30,       Dec. 31,       June 30,        Dec. 31,
                                                                 2005           2004           2005            2004
                                                                 -------------  -------------  ------------    -------------
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                   $    (326,984) $    (853,067) $   3,658,109   $   7,532,536
  Net realized gain on investments                                   5,459,080     26,438,536      4,616,563      30,609,758
  Net change in unrealized loss on investments                      (5,840,108)    (3,737,769)    (5,893,401)     (9,870,513)
                                                                 -------------  -------------  -------------    ------------
  Net increase in net assets resulting from operations                (708,012)    21,847,700      2,381,271      28,271,781

 Distributions to Shareholders:
  Net investment income                                                      0              0     (3,658,109)     (7,540,986)
  Net realized gain on investments                                           0    (20,545,268)             0     (29,578,712)
  Return of Capital                                                          0       (303,387)             0         (99,212)
                                                                 -------------  -------------   ------------     -----------
  Total distributions to shareholders                                        0    (20,848,655)    (3,658,109)    (37,218,910)

 Share Transactions:
  Net proceeds from sale of shares                                   8,829,565     16,819,485     30,171,321      51,186,109
  Reinvestment of distributions                                              0     20,726,209      3,612,542      36,935,479
  Cost of shares reacquired                                         (7,276,861)    (9,322,886)   (18,753,901)    (31,532,547)
                                                                 -------------  -------------    -----------      ----------
  Net increase derived from share transactions                       1,552,704     28,222,808     15,029,962      56,589,041
                                                                 -------------  -------------    -----------      ----------
  Net increase in net assets                                           844,692     29,221,853     13,753,124      47,641,912

NET ASSETS
  Beginning of year                                                174,703,625    145,481,772    345,349,299     297,707,387
                                                                 -------------  -------------   ------------     -----------
  End of period                                                  $ 175,548,317  $ 174,703,625  $ 359,102,423   $ 345,349,299
                                                                 =============  =============   ============     ===========
NUMBER OF SHARES
  Sold                                                                 371,483        662,847      1,706,841       2,736,260
  Shares issued from reinvestment of distributions                           0        841,503        204,156       2,042,321
  Reacquired                                                          (306,030)      (365,505)    (1,063,804)     (1,684,065)
                                                                 -------------  -------------    -----------     -----------
  Net increase in shares outstanding                                    65,453      1,138,845        847,193       3,094,516

  Outstanding:
   Beginning of year                                                 7,099,771      5,960,926     19,233,524      16,139,008
                                                                 -------------   ------------    -----------     -----------
   End of period                                                     7,165,224      7,099,771     20,080,717      19,233,524
                                                                 =============   ============    ===========     ===========


See Notes To Financial Statements






ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS - Continued
--------------------------------------------------


                                                                 RETIREMENT                    CORNERSTONE
                                                                 INCOME FUND                   INCOME FUND
                                                                 -----------                   -----------
                                                                 (Unaudited)                   (Unaudited)
                                                                 Six months     Year           Six months      Year
                                                                 ended          ended          ended           ended
                                                                 June 30,       Dec. 31,       June 30,        Dec. 31,
                                                                 2005           2004           2005            2004
                                                                 -------------  -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income                                          $  10,757,442  $  18,635,907  $      76,083   $     345,167
  Net realized gain (loss) on investments                            2,983,468      5,444,739       (365,811)     (5,117,600)
  Net change in unrealized gain (loss) on investments               (4,155,771)       599,035     (1,434,273)      7,215,866
                                                                    ----------     ----------     ----------      ----------
  Net increase (decrease) in net assets resulting from operations    9,585,139     24,679,681     (1,724,001)      2,443,433

 Distributions to Shareholders:
  Net investment income                                            (10,757,442)   (18,665,354)             0        (345,167)
                                                                   -----------    -----------      ---------       ---------
  Total distributions to shareholders                              (10,757,442)   (18,665,354)             0        (345,167)

 Share Transactions:
  Net proceeds from sale of shares                                  19,459,613     31,676,899      1,363,311       2,271,246
  Reinvestment of distributions                                     10,561,916     18,354,395              0         344,121
  Shares issued in connection to merger with Bond Fund                       0    183,401,523              0               0
  Cost of shares reacquired                                        (23,957,525)   (39,752,530)    (5,487,700)     (7,687,070)
                                                                   -----------    -----------     ----------      ----------
  Net increase (decrease) derived from share transactions            6,064,004    193,680,287     (4,124,389)     (5,071,703)
                                                                   -----------    -----------     ----------      ----------
  Net increase (decrease) in net assets                              4,891,701    199,694,614     (5,848,390)     (2,973,437)

NET ASSETS
  Beginning of year                                                401,609,882    201,915,268     50,093,137      53,066,574
                                                                   -----------    -----------     ----------      ----------
  End of period                                                  $ 406,501,583  $ 401,609,882  $  44,244,747   $  50,093,137
                                                                   ===========    ===========     ==========      ==========
NUMBER OF SHARES
  Sold                                                               1,929,044      3,155,627        172,791         287,977
  Shares issued from reinvestment of distributions                   1,046,480      1,832,494              0          42,017
  Shares issued in connection to merger with Bond Fund                       0     18,435,654              0               0
  Reacquired                                                        (2,375,569)    (3,965,443)      (695,760)       (977,881)
                                                                   -----------    -----------     ----------     -----------
  Net increase (decrease) in shares outstanding                        599,955     19,458,332       (522,969)       (647,887)

  Outstanding:
   Beginning of year                                                39,528,575     20,070,243      6,119,003       6,766,890
                                                                   -----------    -----------     ----------       ---------
   End of period                                                    40,128,530     39,528,575      5,596,034       6,119,003
                                                                   ===========    ===========     ==========       =========


See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS

Note 1.  ORGANIZATION OF THE COMPANY

      Advance Capital I, Inc. (the "COMPANY") is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios:
Equity Growth Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund.

      Under the Funds' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Note 2.  ACCOUNTING POLICIES

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

      The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

      Securities for which exchange quotations are readily available are valued at the last sale price at the close of business. If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Fair value procedures may also be used if the advisor determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates market.

Repurchase Agreements

      The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

Expenses

      Most expenses of the COMPANY can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

      It is each Fund's policy to meet the requirements to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

Dividends

      Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month.
Income dividends in the Equity Growth Fund and Cornerstone Stock Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

      The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Other

      Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

Note 3.  TRANSACTIONS WITH AFFILIATES
      Advance Capital Management, Inc. ("MANAGEMENT") (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment advisor. T. Rowe Price Associates, Inc. ("TRPA") serves as sub-advisor for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks.
Advance Capital Services, Inc. ("SERVICES") (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ("GROUP") is the COMPANY's Administrator, Transfer Agent and Dividend
Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets for the first $200 million and .55% of the average daily net assets exceeding $200 million of the Equity Growth and Balanced Funds, .50% of the average daily net assets for the first $200 million and .40% of the average daily net assets exceeding $200 million of the Retirement Income Fund, and .40% of the average daily net assets of the Cornerstone Stock Fund. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced, Retirement Income and Cornerstone Stock Funds, at .25% of each fund's average daily net assets.

      The COMPANY was charged investment advisory fees of $2,674,518 by MANAGEMENT for the six months ended June 30, 2005. The COMPANY was charged distribution fees of $1,196,805 by SERVICES for the six months ended June 30, 2005. At June 30, 2005 an employee retirement plan sponsored by SERVICES owned 83,464 shares (1.2%) of the Equity Growth Fund, 18,087 shares (0.1%) of the Balanced Fund, 2,387 shares (0.0%) of the Retirement Income Fund and 86,962 shares (1.6%) of the Cornerstone Stock Fund.

      Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY.
Directors fees are only paid to outside directors and consist of a $13,500 annual retainer.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

      The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June
30, 2005 were as follows:

             Equity       Balanced    Retirement   Cornerstone
             Growth Fund  Fund	  Income Fund  Stock Fund
             -----------  ----------- -----------  -----------
Purchases	 $23,880,888  $69,829,917 $103,681,285 $18,998,350
Sales	        22,571,339   54,555,501 92,531,002    23,041,762


      	The cost of purchases and proceeds from sales of U.S.
Government securities included above were as follows:

            Equity	Balanced   Retirement	Cornerstone
            Growth Fund	Fund       Income Fund	Stock Fund
            ----------- --------   -----------  ------------
Purchases	       None	    None	      None         None
Sales	             None	$744,844	      None         None


      At June 30, 2005, the gross unrealized net appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:

                               Equity	  Balanced	   Retirement	Cornerstone
                               Growth Fund  Fund	   Income Fund	Stock Fund
                               -----------  -----------  -----------    -----------
Unrealized Appreciation	       $53,466,071  $54,346,812  $20,946,573	$7,242,114
Unrealized Depreciation	        (6,249,015)  (4,794,976)  (1,985,507)	(4,307,224)
                               -----------  -----------  -----------    ----------
Net Unrealized Appreciation	  47,217,056   49,551,836   18,961,066     2,934,890


Note 5.  AUTHORIZED SHARES

      The company has one billion authorized shares of common stock, par value of $.001 per share. Each of the company's four portfolios has 250 million shares authorized.

ADDITIONAL INFORMATION (Unaudited)

RESULTS OF ANNUAL SHAREHOLDER VOTE

      An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on July 29, 2005 for the following purposes:

      1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.

	      Directors Elected at Meeting	  Votes For
            ----------------------------    ----------
            Joseph A. Ahern		        36,612,129
		Robert J. Cappelli	        36,757,650
            Dennis D. Johnson	              36,594,998
		Janice Loichle	              36,643,502
		Thomas L. Saeli	              36,622,524

      2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the COMPANY for the fiscal year ending
December 31, 2005.

Votes For:                36,619,794
Votes Against:               109,011
Votes to Abstain:            305,534

MANAGEMENT OF THE FUND

Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:



                                                                              Number
                                                                              of           Other
                   	  Position(s)     Year       Principal Occupations    Portfolios   Directorships
Name and Address          & Office(s)	Elected*   During past 5 Years	Overseen	 Held**
--------------------------------------------------------------------------------------------------------------
"INTERESTED" DIRECTORS***
Robert J. Cappelli        President,      2004       President & Treasurer,   4            None
One Towne Square          Treasurer,                 Advance Capital I, Inc.
Suite 444                 & Director                 Vice President &
Southfield, MI  48076                                Treasurer, Advance
Age 53 	                                         Capital Services, Inc.
--------------------------------------------------------------------------------------------------------------
NOT-INTERESTED" DIRECTORS

Joseph A. Ahern           Director        1995       President, Attorney and  4             None
One Towne Square                                     Partner; Stark, Reagan
Suite 444                                            P.C.
Southfield, MI  48076
Age 47
---------------------------------------------------------------------------------------------------------------

Dennis D. Johnson         Director        2000       Retired Chief Operating  4              None
One Towne Square                                     Officer, Belgacom
Suite 444                                            (Ameritech International)
Southfield, MI  48076                                Management Consultant;
Age 65	                                         Vice President - Human
                                                     Resources, Ameritech
                                                     Network Services
---------------------------------------------------------------------------------------------------------------


                                                  44


                                                                              Number
                                                                              of           Other
                          Position(s)     Year       Principal Occupations    Portfolios   Directorships
Name and Address          & Office(s)	Elected*   During past 5 Years	Overseen	 Held**
--------------------------------------------------------------------------------------------------------------
Janice E. Loichle         Director        2001       Retired Vice President   4            None
One Towne Square                                     & Chief Integration
Suite 444                                            Officer, XO
Southfield, MI  48076                                Communications, Inc.
Age 57                                               (formerly NEXTLINK
                                                     Communications); Vice
                                                     President & Chief
                                                     of Local Exchange
                                                     Operations, XO
                                                     Communications, Inc.;
                                                     President, NEXTLINK
                                                     Solutions
 --------------------------------------------------------------------------------------------------------------

Thomas L. Saeli           Director        2000       Vice President Corporate  4           None
One Towne Square                                     Development, Lear
Suite 444                                            Corporation
Southfield, MI  48076
Age 48
----------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Christopher M. Kostiz     Vice            2003       Vice President, Advance    4          None
One Towne Square          President                  Capital I, Inc.; President
Suite 444                                            Advance Capital Management,
Southfield, MI  48076                                Inc.; Senior Portfolio
Age 36 	                                         Manager, Advance Capital
                                                     Management, Inc.
-----------------------------------------------------------------------------------------------------------------

Kathy J. Harkleroad       Vice            1996       Vice President, CCO and    4           None
One Towne Square          President,                 Secretary, Advance Capital
Suite 444                 Chief                      I, Inc. and Advance Capital
Southfield, MI  48076     Compliance                 Group, Inc.; Marketing
Age 52  	              Officer &                  Director, Advance Capital
                          Secretary                  Services, Inc.
-----------------------------------------------------------------------------------------------------------------



                                                                              Number
                                                                              of           Other
                          Position(s)     Year       Principal Occupations    Portfolios   Directorships
Name and Address          & Office(s)	Elected*   During past 5 Years	Overseen	 Held**
--------------------------------------------------------------------------------------------------------------
Julie A. Katynski         Vice            2003       Vice President &         4            None
One Towne Square          President                  Assistant Secretary,
Suite 444                 and                        Advance Capital I, Inc.
Southfield, MI  48076     Assistant                  Vice President-Finance,
Age 39	              Secretary                  Advance Capital Group,
                                                     Inc.; Controller, Advance
                                                     Capital Group, Inc.
---------------------------------------------------------------------------------------------------------------


*There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.
**This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.
***Officers of the Funds are "interested persons" as defined in the Investment Company Act of 1940.

EXPENSE EXAMPLES:

      As a shareholder of the Advance Capital I, Inc. Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Advance Capital I, Inc. Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

      The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


                        Beginning        Ending        Expense Paid   Expense Ratio
                        Account Value    Account Value During Period* During Period
                        1/1/05           6/30/05       1/1/05-6/30/05 1/1/05-6/30/05
                        ------------------------------------------------------------
Equity Growth Fund      $1,000.00		 $995.50	  $4.95		1.00%
Balanced Fund	       1,000.00		1,006.00       4.63		0.93%
Retirement Income Fund	 1,000.00		1,024.10 	   3.71		0.74%
Cornerstone Stock Fund	 1,000.00		  965.80	   3.56		0.73%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about the hypothetical values and hypothetical expenses based on each Advance Capital I, Inc. Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                        Beginning        Ending        Expense Paid   Expense Ratio
                        Account Value    Account Value During Period* During Period
                        1/1/05           6/30/05       1/1/05-6/30/05 1/1/05-6/30/05
                        ------------------------------------------------------------

Equity Growth Fund	$1,000.00		$1,019.84		$5.01		1.00%
Balanced Fund	       1,000.00		 1,020.18		 4.66		0.93%
Retirement Income Fund	 1,000.00		 1,021.12		 3.71		0.74%
Cornerstone Stock Fund	 1,000.00		 1,021.17		 3.66		0.73%


*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year

PROXY VOTING

      The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities is available on the SEC's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available at (1)
without charge, upon request, by calling (800) 345-4783, and (2) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

      The Advance Capital I, Inc. Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room). This information is also available without charge , upon request, by calling (800) 345-4783.

BOARD OF DIRECTORS' APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

      The Investment Company Act of 1940 requires that the Board of Directors, including a majority of the Independent Directors voting separately, annually approve the Company's investment advisory agreement and any sub-advisory agreement (collectively, the "Agreements"). The Directors must determine that the terms of the Agreements are fair and reasonable and that renewal of the Agreements will enable the Funds to receive quality investment advisory services at a cost deemed reasonable and that renewal is in the best interests of the Advance Capital I, Inc. Funds
("the Funds") and their shareholders.

Factors Considered

      The Board specifically considered the renewal of these Agreements at its meeting on July 29, 2005. Each Director relied upon personal knowledge of the Advisor, its services and the Funds. In addition, the Directors considered a number of factors in renewing the Agreements including, among other things, (i) the nature, extent and quality of services furnished by the Advisors to the Fund; (ii) the investment performance of the Funds compared to relevant indices and the performance of peer groups of other open-end investment companies pursuing similar strategies, (iii) the advisory fees and other expenses paid by the Funds compared to those of similar funds managed by other investment advisors; (iv) the profitability of the Advisors as they relate to their investment advisory relationship with the Funds, (v) the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies, (vi) the record of compliance with the Funds' investment policies and restrictions, (vii) the Funds' Code of Ethics as well as the structure and responsibilities of the Advisor's compliance department, and (viii) the disclosures included in the Company's reports to shareholders.

Deliberative Process

      To assist the Directors in their evaluation of the quality of the Advisor's services and the reasonableness of the Advisor's fees under the Agreements, the Directors received information from independent legal counsel outlining the factors appropriate for consideration when evaluating investment advisory contracts as well as the duties of directors in approving such contracts.
The Directors also requested and received various materials relating to the Advisor's investment services under the Agreements. These materials included a report prepared by the Advisor comparing the Funds advisory fees and expenses to a group of forty-five funds determined to be similar to each of the funds (called the "peer group"). The Advisor's report also included a performance comparison for the Funds against appropriate indexes. In addition, the Board received reports and presentations from the Advisors that described, among other things, the Advisor's financial condition, profitability from their relationship with the Funds, soft dollar commission and trade allocation policies, organizational structure and compliance policies and procedures. The Board also considered information received from the Advisors throughout the year, including investment performance and expense ratio reports for the Funds.

      The following summarizes matters considered by the Directors in connection with their approval of the Agreements. The decision to approve the Agreements was not based on any single factor and this summary does not detail all the matters which were considered. However, the Directors concluded that each of the factors outlined below favored such approval.

Nature, Extent and Quality of the Services Provided; Ability to Provide Services

      The Directors received and considered various data and information regarding the nature, extent, and quality of services provided to the Funds by the Advisors under these Agreements. The Directors reviewed the background, education and experience of the Advisor's key portfolio management and operational personnel and the amount of attention devoted to the Funds by the Advisors' portfolio management personnel.
Accordingly, the Directors were satisfied that the Advisors' investment personnel devote a significant portion of their time and attention to the success of the Funds and their investment strategies. The Directors also considered the Advisor's policies and systems designed to achieve compliance with each Funds' investment objectives and regulatory requirements. Based on these factors, the Directors concluded that the nature, extent, and quality of the investment advisory services are satisfactory, and that the Advisors possess the ability to continue to provide these services to the Funds.

Investment Performance

      The Directors reviewed each Funds' total return, yield and performance against a peer group as well as an appropriate index. The Directors noted favorably that for the five years ended June 30, 2005, both the Balanced Fund and Retirement Income Fund's total return ranked in the first quintile as compared to their peer groups. The Equity Growth Fund's performance based upon total return ranked in the second quintile compared to its peer group and the Cornerstone Stock Fund's total return was in the fourth quintile for the same period. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Funds' shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) Based on these factors, the Directors concluded that the overall performance of the Funds supported the renewal of the Agreements.

Costs of Services Provided and Profits Realized by the Advisers

      The Directors considered each of the Funds' expense ratio against those of a peer group of funds. The Equity
Growth Fund, Cornerstone Stock Fund and Retirement Income
Fund's expense ratios for the twelve months ended December
31, 2004 were all in the first quintile as compared to their applicable peer group for the comparable period. The Balanced Fund's expense ratio for the same period ranked in the second quintile against its applicable peer group for the comparable period. The Directors concluded that each of the Funds' overall expense ratios were lower than those of comparable funds and as such, a benefit to shareholders. The Directors determined that the fees under these Agreements were reasonable and fair in light of both the nature and quality of services provided by the Advisor as compared to fees charged by funds in their respective peer groups.

      The Directors also considered the level of the Advisor's profits as it pertained to the management of the Funds. Consideration included a review of the Investment Advisor's methodology for allocating certain of its costs to the management of each fund. The Directors also considered the financial results realized by the Investment Advisor in connection with the operation of the Funds and concluded that the Advisor's profit from management of the Funds, including the financial results derived from the Funds, bear a reasonable relationship to the services rendered and are fair and reasonable for the management of the Funds in light of the business risks involved.

Economies of Scale

      The Directors considered whether the Funds had appropriately benefited from any existing economies of scale and whether there was potential for any further reduction of fees.
The Directors concluded that the existing fee structures reflected the appropriate economies of scale.

Approval

      The Directors, in light of the Advisor's overall performance, considered it appropriate to continue the management services of the Advisor. Based upon their evaluation of all material factors deemed relevant and the advice of counsel, the Directors concluded that the Agreements with the Funds are fair and reasonable and unanimously voted to approve the continuation of the Agreements for another year.

Additional Year End Benchmark Information

      The following performance charts presenting average annual returns for the periods ended December 31, 2004 are reprinted from the December 31, 2004 Annual Report and are revised to include relevant public benchmarks. The Balanced Fund chart was updated to include the Balanced Composite Index comprised of 60 percent of the S&P 500 Index and 40 percent of the Lehman Aggregate Bond Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Retirement Income Fund chart was updated to
incorporate the Lehman Aggregate Bond Index.   The Cornerstone
Stock Fund was updated to include the S&P Barra Growth Index.
The S&P Barra Growth Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 index that have high price-to-book ratios. This index is designed so that approximately 50% of the S&P 500 Index market capitalization is in the S&P Barra Growth Index. In future discussions of fund performance, these or other public benchmarks will be used for comparison purposes.

[EDGAR REFERENCE - BALANCED FUND, LIPPER BALANCED INDEX AND
BALANCED COMPOSITE INDEX LINE CHART FOR 1995-2004]

DATA POINTS:

Date        Balanced  Lipper  Composite Index
----------------------------------------------

12/31/94     10,000    10,000     10,000
6/30/95      11,717    11,346     11,198
12/31/95     13,153    12,489     12,163
6/30/96      13,804    13,027     12,898
12/31/96     15,058    14,113     13,800
6/30/97      16,586    15,687     15,503
12/31/97     18,144    16,943     16,484
6/30/98      19,746    18,554     18,228
12/31/98     20,530    19,491     19,327
6/30/99      21,535    20,690     20,759
12/31/99     22,248    21,238     19,975
6/30/00      23,124    21,608     21,717
12/31/00     24,502    21,747     20,570
6/30/01      24,171    21,383     19,771
12/31/01     24,115    21,043     19,183
6/30/02      23,275    19,770     17,660
12/31/02     22,495    18,793     16,623
6/30/03      24,849    20,460     17,823
12/31/03     26,985    22,539     19,439
6/30/04      27,582    23,048     19,841
12/31/04     29,421    24,566     20,710



Average Annual Returns for Periods Ended December 31, 2004

                                                    Final Value
                         One     Five     Ten       of a $10,000
                         Year    Year     Year      Investment
------------------------------------------------------------
Balanced                 9.05%   5.75%    11.40%     $29,421
Lipper Balanced Index    8.99%   2.95%     9.40%     $24,566
Balanced Composite Index*6.54%    .72%     7.55%     $20,710

*Balanced Composite consists of 60% S&P Index and 40%
Lehmans Aggregate Bond Index.

[EDGAR REFERENCE - RETIREMENT INCOME FUND, LIPPER BBB-RATED
FUND INDEX AND LEHMAN AGGREGATE BOND INDEX FOR 1995-2004]

DATA POINTS:

            Retirement
Date        Income    Lipper    Lehman
----------------------------------------------

12/31/94     10,000    10,000     10,000
6/30/95      11,417    11,181     11,144
12/31/95     12,297    12,017     11,847
6/30/96      12,069    11,823     11,703
12/31/96     12,853    12,527     12,278
6/30/97      13,297    12,962     12,657
12/31/97     14,423    13,815     13,463
6/30/98      15,026    14,343     13,992
12/31/98     15,316    14,641     14,632
6/30/99      15,043    14,442     14,432
12/31/99     14,960    14,476     14,512
6/30/00      15,022    14,822     15,091
12/31/00     15,946    15,612     16,199
6/30/01      16,666    16,218     16,785
12/31/01     17,215    16,781     17,567
6/30/02      17,845    17,040     18,233
12/31/02     18,731    17,986     19,368
6/30/03      20,242    19,332     20,129
12/31/03     20,557    19,739     20,163
6/30/04      20,493    19,683     20,194
12/31/04     21,951    20,827     21,038



Average Annual Returns for Periods Ended December 31, 2004

                                                          Final Value
                               One     Five     Ten       of a $10,000
                               Year    Year     Year      Investment
------------------------------------------------------------
Retirement Income Fund         6.78%   7.97%     8.19%     $21,951
Lipper BBB-Rated Fund Index    5.30%   7.50%     7.61%     $20,827
Lehman Aggregate Bond Index    4.34%   7.71%     7.72%     $21,038


[EDGAR REFERENCE - CORNERSTONE STOCK FUND, LIPPER LARGE CAP
GROWTH INDEX AND S&P BARRA GROWTH FOR 1999-2004]

DATA POINTS:

            Cornerstone
Date        Stock      Lipper    S&P Barra
----------------------------------------------

12/31/98     10,464    10,757     10,522
3/31/99      11,404    11,609     11,224
6/30/99      11,825    12,046     11,632
9/30/99      11,424    11,552     11,200
12/31/99     13,563    14,502     13,389
3/31/00      14,245    15,682     13,919
6/30/00      13,604    14,537     13,697
9/30/00      12,963    14,294     12,476
12/31/00     10,746    11,649     10,375
3/31/01       8,701     9,079      8,553
6/30/01       9,472     9,690      9,197
9/30/01       7,618     7,764      7,958
12/31/01      8,734     8,868      8,973
3/31/02       8,424     8,643      8,879
6/30/02       6,818     7,276      7,415
9/30/02       5,553     6,110      6,347
12/31/02      6,236     6,375      6,773
3/31/03       6,165     6,277      6,692
6/30/03       6,871     7,125      7,480
9/30/03       7,214     7,352      7,661
12/31/03      7,946     8,094      8,389
3/31/04       7,926     8,192      8,364
6/30/04       8,058     8,270      8,562
9/30/04       7,713     7,907      8,123
12/31/04      8,359     8,697      8,783







Average Annual Returns for Periods Ended December 31, 2004

                                                         Final Value
                              One     Five     Life of   of a $10,000
                              Year    Year     Fund      Investment
------------------------------------------------------------
Cornerstone Stock Fund         5.19%  -9.23%    -2.93%     $8,359
Lipper Large Cap Growth Index  7.45%  -9.72%    -2.29%     $8,697
S&P Barra Growth Index         4.70%  -8.09%    -1.93%     $8,783

ADVANCE CAPITAL I, INC.                     SEMI-ANNUAL REPORT
                                            JUNE 30, 2005

                                             ADVANCE CAPITAL I, INC.
                                             An investment Company
                                             with four funds
INVESTMENT ADVISOR:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISOR:                                EQUITY GROWTH FUND
(Equity Growth and Balanced Funds)          BALANCED FUND
T. Rowe Price Associates, Inc.              RETIREMENT INCOME FUND
100 East Pratt Street                       CORNERSTONE STOCK FUND
Baltimore, Maryland 21202

DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

OFFICERS:
Robert J. Cappelli, President & Treasurer
Christopher M. Kostiz, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President &
Assistant Secretary

BOARD OF DIRECTORS:
Joseph A. Ahern
Robert J. Cappelli
Dennis D. Johnson
Janice E. Loichle
Thomas L. Saeli

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.

Item 5.  Audit Committee of Listed Registrant.

Not applicable for the semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for open-end investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable .

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not Applicable.
(a)(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and
Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(3) Not applicable.
(b)     Certification  pursuant to Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By: /S/ ROBERT J. CAPPELLI
       Robert J. Cappelli, President & Treasurer

Date: August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ ROBERT J. CAPPELLI
       Robert J. Cappelli, President & Treasurer

Date:  August 25, 2005

By: /S/ CHRISTOPHER M. KOSTIZ
       Christopher M. Kostiz, Vice President

Date:  August 25, 2005

EXHIBIT INDEX

Exhibit No.	Description

(a)(1)	Not Applicable.
(a)(2)	Certifications  pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002.
(b)	Certification  pursuant to Section 906 of the Sarbanes-Oxley
Act of 2002.